UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Kevin LeBlanc, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:   646-650-3914

Date of fiscal year end:  January 31, 2015

Date of reporting period:  July 31, 2014

Item 1. Reports to Stockholders.

TD Asset Management

SEMIANNUAL REPORT

July 31, 2014 (Unaudited)

 TD Asset Management USA Funds Inc.

TDAM Short-Term Bond Fund

–	Institutional Class
–	Advisor Class

TDAM Core Bond Fund

–	Institutional Class
–	Advisor Class

TDAM High Yield Bond Fund

–	Institutional Class
–	Advisor Class

TDAM 1- to 5-Year Corporate Bond Portfolio

TDAM 5- to 10-Year Corporate Bond Portfolio

TDAM U.S. Equity Shareholder Yield Fund

–	Institutional Class
–	Advisor Class

TDAM U.S. Large Cap Core Equity Fund

–	Institutional Class
–	Advisor Class

TDAM Global Equity Shareholder Yield Fund

–	Institutional Class
–	Advisor Class

TDAM Global Low Volatility Equity Fund

–	Institutional Class
–	Advisor Class

TDAM Global All Cap Fund

–	Institutional Class
–	Advisor Class

TDAM Target Return Fund

–	Institutional Class
–	Advisor Class

TDAM U.S. Small-Mid Cap Equity Fund

–	Institutional Class
–	Advisor Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Record. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director	Peter B. M. Eby Corporate Director
James E. Kelly Consultant and Attorney	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.

EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 399 Park Avenue New York, NY 10022	Transfer Agent Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019 Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Custodian BNY Mellon One Wall Street New York, NY 10286
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Financial markets were positive during the six-month period ended July 31, 2014, with both equities and fixed income rising. U.S. equity gains were helped in large part by ongoing accommodation from the Federal Reserve (the Fed). The Fed maintained rates in the 0-0.25% range over the period, which helped to fuel growth in housing, capital expenditures and mergers and acquisitions activity. Improvement in these areas is restoring consumer confidence, which in turn helped the S&P500 Index to reach a number of all-time highs during the period.

In spite of heightened geopolitical conflict in the Middle East and Eastern Europe, international equities gained over the period as they too benefitted from accommodative central bank policies. Of particular note was the European Central Bank (ECB), which lowered its key deposit and lending rates during the period. The ECB’s deposit rate is now negative, meaning that banks must pay a fee to deposit excess reserves at the ECB. The central bank made this move to encourage lending and spur economic growth.

In Europe, slow progress toward recovery continued as the region showed modest economic growth, employment was stable and Portugal became the second country to exit its bailout. Stocks rose, supported by the ECB’s accommodative policies and by speculation that it may need to implement an asset purchase program. In Japan, stocks rose as the economy appeared to be responding to the government’s structural reforms. Reforms are expected to continue, notably the government’s plan to cut corporate taxes in 2015, which should positively impact equities.

The performance of the U.S. dollar was mixed against a basket of foreign currencies, which led to mixed impacts on investment returns in U.S. dollar terms. The U.S. dollar rose against the Japanese yen and the euro but declined against the Canadian dollar and British pound.

Overall, U.S. fixed income markets posted positive results for the period, with Treasuries and corporate bonds advancing. Coordinated accommodative monetary policies from key global central banks, including the Fed, ECB and Bank of Japan, are still in effect and are keeping rates lower than historical norms. While corporate bond yields are low from a historical perspective, they have continued to offer a yield advantage over government bonds. As a result, corporates outperformed Treasuries over the six months, and corporate issuance was met by strong demand from investors looking for incremental income.

As mentioned above, the Fed remained supportive by keeping rates at historically low levels; however, it continues to taper its monthly asset purchase program as domestic economic growth and employment improve. When the program began in the fall of 2012, monthly purchases were $85 billion. As of August 2014, purchases will total US$25 billion. The Fed reiterated that even once the program ends completely and employment and inflation targets are met, it will likely keep the federal funds rate low for “some time.” While U.S. monetary policy is moving toward neutral, global monetary policy remains supportive of financial assets, and we anticipate that global central banks will maintain their accommodative stances for some time to come.

Looking Ahead

As the second half of the fiscal year gets underway, high levels of debt across the developed economies continue to moderate economic growth, which remains slow, particularly relative to previous recoveries. This persistent slow growth is likely to weigh on investment returns.

We continue to be mindful of macro economic factors, including slow global economic growth, elevated sovereign debt levels, and inflationary/disinflationary pressures. However, economic improvements domestically and continuing high levels of central bank liquidity globally appear to have helped reduce the probability of extreme outcomes.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

September 11, 2014

The Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial adviser. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2014 through July 31, 2014).

The table below and on the following pages illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Annualized Expense Ratios	Expenses Paid During Period*
TDAM Short-Term Bond Fund – Institutional Class
Actual	$1,000.00	$1,001.10	0.43%	$2.13
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.43	2.16
TDAM Short-Term Bond Fund – Advisor Class
Actual	1,000.00	1,001.10	0.43	2.13
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.43	2.16
TDAM Core Bond Fund – Institutional Class
Actual	1,000.00	1,019.70	0.50	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
TDAM Core Bond Fund – Advisor Class
Actual	1,000.00	1,019.70	0.50	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Annualized Expense Ratios	Expenses Paid During Period*
TDAM High Yield Bond Fund – Institutional Class
Actual	$1,000.00	$1,023.00	0.70%	$3.51
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	3.51
TDAM High Yield Bond Fund – Advisor Class
Actual	1,000.00	1,023.00	0.70	3.51
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	3.51
TDAM 1- to 5-Year Corporate Bond Portfolio
Actual	1,000.00	1,007.00	—	—
Hypothetical (5% return before expenses)	1,000.00	1,024.79	—	—
TDAM 5- to 10-Year Corporate Bond Portfolio
Actual	1,000.00	1,028.20	—	—
Hypothetical (5% return before expenses)	1,000.00	1,024.79	—	—
TDAM U.S. Equity Shareholder Yield Fund – Institutional Class
Actual	1,000.00	1,080.50	0.80	4.13
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80	4.01
TDAM U.S. Equity Shareholder Yield Fund – Advisor Class
Actual	1,000.00	1,080.50	0.80	4.13
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80	4.01
TDAM U.S. Large Cap Core Equity Fund – Institutional Class
Actual	1,000.00	1,086.90	0.80	4.14
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80	4.01
TDAM U.S. Large Cap Core Equity Fund – Advisor Class
Actual	1,000.00	1,086.90	0.80	4.14
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80	4.01
TDAM Global Equity Shareholder Yield Fund – Institutional Class
Actual	1,000.00	1,090.10	1.00	5.18
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00	5.01
TDAM Global Equity Shareholder Yield Fund – Advisor Class
Actual	1,000.00	1,090.10	1.00	5.18
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00	5.01
TDAM Global Low Volatility Equity Fund – Institutional Class
Actual	1,000.00	1,090.50	0.90	4.66
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90	4.51
TDAM Global Low Volatility Equity Fund – Advisor Class
Actual	1,000.00	1,090.50	0.90	4.66
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90	4.51
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Annualized Expense Ratios	Expenses Paid During Period*
TDAM Global All Cap Fund – Institutional Class
Actual	$1,000.00	$1,022.50	1.00%	$5.01
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00	5.01
TDAM Global All Cap Fund – Advisor Class
Actual	1,000.00	1,022.50	1.00	5.01
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00	5.01
TDAM Target Return Fund – Institutional Class
Actual	1,000.00	1,033.70	0.70	3.53
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	3.51
TDAM Target Return Fund – Advisor Class
Actual	1,000.00	1,033.70	0.70	3.53
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	3.51
TDAM U.S. Small-Mid Cap Equity Fund – Institutional Class
Actual	1,000.00	1,020.50	1.00	5.01
Hypothetical (5% return before expenses)	1,000.00	1,019.54	1.00	5.01
TDAM U.S. Small-Mid Cap Equity Fund – Advisor Class
Actual	1,000.00	1,020.50	1.00	5.01
Hypothetical (5% return before expenses)	1,000.00	1,019.54	1.00	5.01
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/14 (Unaudited)

TDAM Short-Term Bond Fund	TDAM Core Bond Fund	TDAM High Yield Bond Fund
Invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations.**	Invests primarily in bonds.	Invests primarily in bonds that are, at the time of investment, rated below investment grade.

Fund Composition*

All figures are shown as a percentage of the Fund's total investments.

TDAM Short-Term Bond Fund — By Security Type

57.8%	Corporate Obligations
23.7%	U.S. Treasury Obligations
11.1%	U.S. Government Mortgage Backed Obligations
5.5%	Repurchase Agreement
1.7%	Regional Government Obligation
0.2%	Municipal Obligation

TDAM Core Bond Fund — By Security Type

41.5%	Corporate Obligations
18.8%	U.S. Government Mortgage Backed Obligations
16.8%	U.S. Treasury Obligations
10.9%	U.S. Government Agency Obligations
6.7%	Registered Investment Companies
5.0%	Repurchase Agreement
0.3%	Regional Government Obligation

TDAM High Yield Bond Fund — By Sector

29.9%	Consumer Discretionary
15.9%	Industrials
11.6%	Materials
8.4%	Consumer Staples
8.2%	Health Care
7.0%	Telecommunication Services
5.8%	Information Technology
5.8%	Financials
4.7%	Energy
2.7%	Utilities

Maturity Composition*

Average maturity is the weighted average of the number of years to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.

TDAM Short-Term Bond Fund — Average Maturity: 1.9 years

Under 1 year	18.6%
1-5 years	81.4%
6-10 years	0.0%
11-20 years	0.0%
Over 20 years	0.0%

TDAM Core Bond Fund — Average Maturity: 9.4 years

Under 1 year	8.5%
1-5 years	45.9%
6-10 years	15.2%
11-20 years	8.6%
Over 20 years	21.8%

TDAM High Yield Bond Fund — Average Maturity: 5.3 years

Under 1 year	5.1%
1-5 years	36.1%
6-10 years	58.8%
11-20 years	0.0%
Over 20 years	0.0%

* Fund and Maturity Compositions are subject to change.

** Investment-grade debt are debt securities rated in one of the four highest credit-quality categories by a nationally recognized statistical rating organization.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/14 (Unaudited) (Continued)

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/14 (Unaudited) (Continued)

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/14 (Unaudited) (Continued)

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/14 (Unaudited) (Concluded)

Bond Credit Quality as of July 31, 2014
TDAM Short-Term Bond Fund	TDAM Core Bond Fund	TDAM High Yield Bond Fund

Credit Ratings(1)	Percentage of Net Assets
U.S. Government and U.S. Government Agency Obligations	34.9%
AAA	2.5%
AA	11.5%
A	31.3%
BBB	14.7%
Short-Term Investment and Other Net Assets	5.1%

Credit Ratings(1)	Percentage of Net Assets
U.S. Government and U.S. Government Agency Obligations	47.6%
AAA	0.6%
AA	8.1%
A	21.8%
BBB	10.8%
Registered Investment Companies	6.7%
Short-Term Investment and Other Net Assets	4.4%

Credit Ratings(1)	Percentage of Net Assets
AAA	0.0%
AA	0.0%
A	0.0%
BBB	3.6%
BB and Below	89.6%
Other Net Assets	6.8%

Bond Credit Quality as of July 31, 2014
TDAM 1- to 5-Year Corporate Bond Portfolio	TDAM 5- to 10-Year Corporate Bond Portfolio

Credit Ratings(1)	Percentage of Net Assets	Credit Ratings(1)	Percentage of Net Assets
U.S. Government and U.S. Government Agency Obligation	2.3%	U.S. Government and U.S. Government Agency Obligation	4.4%
AAA	0.5%	AAA	1.3%
AA	17.1%	AA	14.1%
A	57.4%	A	51.7%
BBB	15.5%	BBB	21.0%
Registered Investment Company	5.6%	Registered Investment Company	5.0%
Short-Term Investment and Other Net Assets	1.6%	Short-Term Investment and Other Net Assets	2.5%
(1)	Credit quality is based on ratings from Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). Where S&P ratings are not available, credit quality is based on ratings from Moody’s Investor Services, Inc. (“Moody’s”). S&P and Moody’s ratings have been selected for several reasons, including the access to information and materials provided by S&P and Moody’s, as well as the Fund’s consideration of industry practice. The Not Rated category, if applicable, consists of securities that have not been rated by S&P or Moody’s.

Statements of Assets and Liabilities

July 31, 2014 (unaudited)

	TDAM Short-Term Bond Fund	TDAM Core Bond Fund	TDAM High Yield Bond Fund	TDAM 1- to 5-Year Corporate Bond Portfolio
ASSETS
Cost of investments (Note 2)	$73,142,651	$13,326,011	$10,306,033	$7,630,503
Investments in securities, at value	$69,571,500	$12,746,218	$10,330,549	$7,415,605
Repurchase agreements, at value (Note 2)	4,036,000	668,000	—	225,000
TOTAL INVESTMENTS	73,607,500	13,414,218	10,330,549	7,640,605
Cash	980	594	591,344	971
Interest and dividends receivable	335,572	59,078	179,632	37,768
Receivable for investment securities sold	234,793	72,235	—	99,381
Due from Investment Manager (Note 3)	—	10,513	8,442	11,818
Receivable for capital shares sold	16,614	—	5,321	—
Prepaid Directors’ fees	2,096	406	406	407
Prepaid expenses	36,806	8,380	8,374	3,446
TOTAL ASSETS	74,234,361	13,565,424	11,124,068	7,794,396
LIABILITIES
Payable for securities purchased	853,876	231,441	106,875	190,841
Dividends payable to shareholders	49,731	2,249	5,896	998
Payable to Investment Manager (Note 3)	5,811	—	—	—
Payable for capital shares redeemed	22	—	13	—
Other accrued expenses	—	55,438	44,162	38,517
TOTAL LIABILITIES	909,440	289,128	156,946	230,356
NET ASSETS	$73,324,921	$13,276,296	$10,967,122	$7,564,040
Net assets consist of:
Paid-in-capital ($0.0001 par value; 3 billion, 1.3 billion, 1.2 billion and 0.6 billion shares authorized, respectively)	$72,978,249	$13,345,100	$10,985,889	$7,517,193
Undistributed (Distributions in excess of) net investment income	(48,856)	(29,484)	22	(10,158)
Accumulated net realized gains (losses) from investment transactions and distribution of realized gain from investment companies	(69,321)	(127,527)	(43,305)	46,903
Net unrealized appreciation on investments	464,849	88,207	24,516	10,102
Net assets	$73,324,921	$13,276,296	$10,967,122	$7,564,040
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$10.21	$9.91	$9.98	N/A
	($73,284,671 ÷ 7,174,703 shares)	($13,175,079 ÷ 1,329,334 shares)	($10,861,875 ÷ 1,088,166 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	$10.21	$9.91	$9.98	N/A
	($40,250 ÷ 3,940 shares)	($101,217 ÷ 10,212 shares)	($105,247 ÷ 10,544 shares)
TDAM 1- to 5-Year Corporate Bond Portfolio net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A	$10.10
				($7,564,040 ÷ 748,914 shares)

Please see accompanying notes to financial statements.

Statements of Assets and Liabilities

July 31, 2014 (unaudited)

	TDAM 5- to 10-Year Corporate Bond Portfolio	TDAM U.S. Equity Shareholder Yield Fund	TDAM U.S. Large Cap Core Equity Fund	TDAM Global Equity Shareholder Yield Fund
ASSETS
Cost of investments (Note 2)	$5,874,955	$5,601,057	$5,595,995	$7,240,193
Investments in securities, at value	$5,820,371	$6,528,727	$6,780,487	$7,912,122
Repurchase agreements, at value (Note 2)	146,000	—	—	—
TOTAL INVESTMENTS	5,966,371	6,528,727	6,780,487	7,912,122
Cash	858	123,183	298,681	86,744
Foreign currency (Cost $0, $0, $0 and $34,467)	—	—	—	33,941
Interest and dividends receivable	47,922	16,960	4,798	26,714
Due from Investment Manager (Note 3)	12,645	9,337	9,408	9,540
Tax reclaim receivable	—	445	155	9,697
Receivable for capital shares sold	—	—	35,477	—
Receivable for investment securities sold	—	—	24,479	—
Prepaid Directors’ fees	407	406	406	407
Prepaid expenses	3,440	8,738	8,343	8,762
TOTAL ASSETS	6,031,643	6,687,796	7,162,234	8,087,927
LIABILITIES
Payable for securities purchased	25,689	43,020	—	—
Dividends payable to shareholders	2,041	—	—	—
Other accrued expenses	33,739	34,411	41,321	54,189
TOTAL LIABILITIES	61,469	77,431	41,321	54,189
NET ASSETS	$5,970,174	$6,610,365	$7,120,913	$8,033,738
Net assets consist of:
Paid-in-capital ($0.0001 par value; 0.4 billion, 1.2 billion, 1.2 billion and 1.2 billion shares authorized, respectively)	$5,788,470	$5,582,385	$5,756,466	$7,048,973
Undistributed (Distributions in excess of) net investment income	(18,494)	11,548	790	215,174
Accumulated net realized gains from investment transactions, foreign currency transactions and distribution of realized gain from investment companies	108,782	88,762	179,165	98,309
Net unrealized appreciation on investments	91,416	927,670	1,184,492	671,929
Net unrealized depreciation on translation of other assets and liabilities denominated in foreign currencies	—	—	—	(647)
Net assets	$5,970,174	$6,610,365	$7,120,913	$8,033,738
Institutional Class net asset value, redemption price and offering price per share (Note 2)	N/A	$12.04	$12.59	$11.98
		($6,486,483 ÷ 538,584 shares)	($6,993,243 ÷ 555,575 shares)	($7,911,102 ÷ 660,558 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	N/A	$12.04	$12.59	$11.98
		($123,882 ÷ 10,286 shares)	($127,670 ÷ 10,143 shares)	($122,636 ÷ 10,240 shares)
TDAM 5- to 10-Year Corporate Bond Portfolio net asset value, redemption price and offering price per share (Note 2)	$10.36	N/A	N/A	N/A
	($5,970,174 ÷ 576,072 shares)

Please see accompanying notes to financial statements.

Statements of Assets and Liabilities

July 31, 2014 (unaudited)

	TDAM Global Low Volatility Equity Fund	TDAM Global All Cap Fund	TDAM Target Return Fund	TDAM U.S. Small-Mid Cap Equity Fund
ASSETS
Cost of investments (Note 2)	$10,957,675	$13,697,678	$4,639,372	$6,921,514
Investments in securities, at value	$11,647,643	$14,902,034	$4,719,451	$7,346,855
Cash	112,564	842,274	759,790	205,875
Foreign currency (Cost $32,483, $32,871, $12,688 and $0)	32,491	32,847	3,592	—
Unrealized appreciation on forward foreign currency exchange contracts	60,755	—	10,636	—
Unrealized appreciation on spot contracts	20	—	—	—
Interest and dividends receivable	35,617	16,178	26,449	4,299
Receivable for capital shares sold	8,869	26,607	—	—
Tax reclaim receivable	7,520	12,816	—	—
Due from Investment Manager (Note 3)	6,920	2,096	11,465	5,655
Receivable for investment securities sold	—	—	271	9,057
Prepaid Directors’ fees	406	407	407	407
Prepaid expenses	8,379	8,408	8,338	11,829
TOTAL ASSETS	11,921,184	15,843,667	5,540,399	7,583,977
LIABILITIES
Payable for securities purchased	49,310	—	69,256	93,256
Unrealized depreciation on forward foreign currency exchange contracts	354	—	—	—
Unrealized depreciation on spot contracts	112	—	—	—
Other accrued expenses	57,180	58,184	34,663	46,577
TOTAL LIABILITIES	106,956	58,184	103,919	139,833
NET ASSETS	$11,814,228	$15,785,483	$5,436,480	$7,444,144
Net assets consist of:
Paid-in-capital ($0.0001 par value; 1.2 billion, 1.2 billion, 1.2 billion and 1.2 billion shares authorized, respectively)	$10,822,363	$13,956,413	$5,373,500	$6,837,475
Undistributed (Distributions in excess of) net investment income	295,259	155,835	(7,554)	(2,338)
Accumulated net realized gains (losses) from investment transactions, forward foreign currency exchange contracts, foreign currency and distribution of realized gain from investment companies	(53,706)	468,951	(11,069)	183,666
Net unrealized appreciation on investments	689,968	1,204,356	80,079	425,341
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	60,344	(72)	1,524	—
Net assets, at value	$11,814,228	$15,785,483	$5,436,480	$7,444,144
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$10.96	$11.80	$10.09	$11.27
	($11,702,591 ÷ 1,067,905 shares)	($15,665,775 ÷ 1,327,110 shares)	($5,084,987 ÷ 504,052 shares)	($7,330,361 ÷ 650,165 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	$10.96	$11.80	$10.09	$11.27
	($111,637 ÷ 10,187 shares)	($119,708 ÷ 10,142 shares)	($351,493 ÷ 34,838 shares)	($113,783 ÷ 10,092 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Periods Ended July 31, 2014 (unaudited)

	TDAM Short-Term Bond Fund	TDAM Core Bond Fund	TDAM High Yield Bond Fund	TDAM 1- to 5-Year Corporate Bond Portfolio
INVESTMENT INCOME
Interest income	$371,403	$109,056	$280,203	$34,626
EXPENSES
Investment management fees (Note 3)	84,877	22,882	29,700	—
Directors’ fees (Note 4)	6,597	7,234	7,234	7,234
Distribution fees – Advisor Class (Note 3)	51	124	131	—
Administration fees (Note 3)	—	2,860	2,700	—
Transfer agent fees	32,982	30,093	27,219	24,840
Professional fees	23,863	29,107	28,717	24,253
Pricing fees	16,667	6,376	6,655	3,907
Registration fees	11,028	12,667	12,514	2,812
Shareholder reports and mailing	10,806	4,504	4,504	2,941
Custody fees	8,312	4,047	625	2,916
Other expenses	6,412	3,453	3,450	3,233
TOTAL EXPENSES	201,595	123,347	123,449	72,136
Less:
Waiver of investment management fees/reimbursed expenses (Note 3)	(55,567)	(91,753)	(82,817)	(72,136)
Waiver of distribution fees – Advisor Class (Note 3)	(51)	(124)	(131)	—
Waiver of administration fees (Note 3)	—	(2,860)	(2,700)	—
NET EXPENSES	145,977	28,610	37,801	—
NET INVESTMENT INCOME	225,426	80,446	242,402	34,626
NET REALIZED GAIN (LOSS) FROM:
Investment transactions	72,969	(32,033)	(1,727)	15,750
Distribution of realized gain from investment companies	—	13,171	—	7,986
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(181,113)	168,186	7,028	(20,854)
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS)	(108,144)	149,324	5,301	2,882
NET INCREASE IN NET ASSETS FROM OPERATIONS	$117,282	$229,770	$247,703	$37,508

Please see accompanying notes to financial statements.

Statements of Operations

For the Periods Ended July 31, 2014 (unaudited)

	TDAM 5- to 10-Year Corporate Bond Portfolio	TDAM U.S. Equity Shareholder Yield Fund	TDAM U.S. Large Cap Core Equity Fund	TDAM Global Equity Shareholder Yield Fund
INVESTMENT INCOME
Interest income	$71,506	$—	$—	$—
Dividend income (net of withholding tax of $0, $249, $0 and $13,562)	—	104,924	65,571	234,177
	71,506	104,924	65,571	234,177
EXPENSES
Investment management fees (Note 3)	—	20,118	22,067	27,351
Directors’ fees (Note 4)	7,234	7,234	7,234	7,234
Distribution fees – Advisor Class (Note 3)	—	151	154	151
Administration fees (Note 3)	—	1,548	1,698	1,709
Transfer agent fees	24,771	25,919	27,018	27,020
Professional fees	21,629	25,237	25,303	25,406
Pricing fees	3,907	610	350	7,952
Registration fees	2,880	13,050	12,458	13,013
Shareholder reports and mailing	2,941	4,459	4,537	4,461
Custody fees	2,833	714	3,961	8,057
Other expenses	3,224	3,504	3,521	3,525
TOTAL EXPENSES	69,419	102,544	108,301	125,879
Less:
Waiver of investment management fees/reimbursed expenses (Note 3)	(69,419)	(76,082)	(79,290)	(89,828)
Waiver of distribution fees – Advisor Class (Note 3)	—	(151)	(154)	(151)
Waiver of administration fees (Note 3)	—	(1,548)	(1,698)	(1,709)
NET EXPENSES	—	24,763	27,159	34,191
NET INVESTMENT INCOME	71,506	80,161	38,412	199,986
NET REALIZED GAIN FROM:
Investment transactions	54,515	40,550	184,858	56,579
Foreign currency transactions	—	—	—	218
Distribution of realized gain from investment companies	11,989	—	—	—
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investment transactions	14,105	340,411	351,036	250,958
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	(432)
NET REALIZED AND CHANGE IN UNREALIZED GAIN	80,609	380,961	535,894	307,323
NET INCREASE IN NET ASSETS FROM OPERATIONS	$152,115	$461,122	$574,306	$507,309

Please see accompanying notes to financial statements.

Statements of Operations

For the Periods Ended July 31, 2014 (unaudited)

	TDAM Global Low Volatility Equity Fund	TDAM Global All Cap Fund	TDAM Target Return Fund	TDAM U.S. Small- Mid Cap Equity Fund
INVESTMENT INCOME
Interest income	$—	$—	$40,101	$—
Dividend income (net of withholding tax of $17,391, $7,779, $2,531 and $155)	232,171	219,324	13,932	50,342
	232,171	219,324	54,033	50,342
EXPENSES
Investment management fees (Note 3)	39,034	56,111	13,122	26,577
Directors’ fees (Note 4)	7,234	7,234	7,234	7,233
Distribution fees – Advisor Class (Note 3)	135	150	128	144
Administration fees (Note 3)	2,788	3,507	1,193	1,661
Transfer agent fees	27,236	27,380	26,917	27,011
Professional fees	29,153	30,010	23,878	25,073
Pricing fees	10,347	4,746	2,947	474
Registration fees	12,466	12,506	12,575	7,083
Shareholder reports and mailing	4,538	4,538	4,504	4,538
Custody fees	4,900	7,456	1,696	6,524
Other expenses	3,575	3,618	3,487	3,531
TOTAL EXPENSES	141,406	157,256	97,681	109,849
Less:
Waiver of investment management fees/reimbursed expenses (Note 3)	(88,297)	(83,444)	(79,629)	(72,729)
Waiver of distribution fees – Advisor Class (Note 3)	(135)	(150)	(128)	(144)
Waiver of administration fees (Note 3)	(2,788)	(3,507)	(1,193)	(1,661)
NET EXPENSES	50,186	70,155	16,731	35,315
NET INVESTMENT INCOME	181,985	149,169	37,302	15,027
NET REALIZED GAIN (LOSS) FROM:
Investment transactions	118,950	266,340	6,854	110,910
Forward foreign currency exchange contracts	(175,694)	—	(23,141)	—
Foreign currency	2,015	(584)	4,897	—
Distribution of realized gain from investment companies	1,023	—	17,048	—
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	788,710	(121,028)	108,825	(41,860)
Forward foreign currency exchange contracts	33,859	—	10,636	—
Translation of other assets and liabilities denominated in foreign currencies	(120)	508	(9,112)	—
NET REALIZED AND CHANGE IN UNREALIZED GAIN	768,743	145,236	116,007	69,050
NET INCREASE IN NET ASSETS FROM OPERATIONS	$950,728	$294,405	$153,309	$84,077

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Short-Term Bond Fund			TDAM Core Bond Fund
	Six-Month Period Ended July 31, 2014 (unaudited)	November 1, 2013† to January 31, 2013	Year ended October 31, 2013†ˆ	Six-Month Period Ended July 31, 2014 (unaudited)	March 21, 2013* to January 31, 2014
OPERATIONS:
Net investment income	$225,426	$109,549	$436,437	$80,446	$108,465
Net realized gain (loss) from investment transactions and distribution of realized gain from investment companies	72,969	21,456	120,251	(18,862)	(64,799)
Net change in unrealized appreciation (depreciation) on investments	(181,113)	91,026	(384,822)	168,186	(79,979)
Net increase (decrease) in net assets from operations	117,282	222,031	171,866	229,770	(36,313)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(274,118)	(140,309)	(688,457)	(108,999)	(150,822)
Advisor Class	(162)	(87)	(151)	(945)	(1,495)
From net realized gains
Institutional Class	—	—	(72,138)	—	—
Advisor Class	—	—	—	—	—
Total dividends and distributions to shareholders	(274,280)	(140,396)	(760,746)	(109,944)	(152,317)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	29,902,379	4,335,575	42,005,029	2,543,899	10,585,026
Shares issued in reinvestment of dividends	1,665	303	1,404	94,963	128,629
Payments for shares redeemed	(22,312,697)	(3,966,976)	(45,752,333)	(109,419)	(82)
Net increase (decrease) in net assets from Institutional Class shares	7,591,347	368,902	(3,745,900)	2,529,443	10,713,573
Advisor Class:
Proceeds from shares sold	—	—	40,010	—	100,010
Shares issued in reinvestment of dividends	138	74	126	804	1,270
Payments for shares redeemed	—	—	—	—	—
Net increase in net assets from Advisor Class shares	138	74	40,136	804	101,280
Net increase (decrease) in net assets from capital share transactions	7,591,485	368,976	(3,705,764)	2,530,247	10,814,853
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,434,487	450,611	(4,294,644)	2,650,073	10,626,223
NET ASSETS:
Beginning of period	65,890,434	65,439,823	69,734,467	10,626,223	—
End of period	$73,324,921	$65,890,434	$65,439,823	$13,276,296	$10,626,223
Undistributed (Distributions in excess of) net investment income, end of period	$(48,856)	$(2)	$421	$(29,484)	$14
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	2,921,456	423,851	4,094,945	257,341	1,060,296
Shares issued in reinvestment of dividends	163	29	141	9,600	13,167
Shares redeemed	(2,179,703)	(387,561)	(4,473,572)	(11,062)	(8)
Net increase (decrease) in Institutional Class shares	741,916	36,319	(378,486)	255,879	1,073,455
Advisor Class:
Shares sold	—	—	3,907	—	10,001
Shares issued in reinvestment of dividends	13	8	12	81	130
Shares redeemed	—	—	—	—	—
Net increase in Advisor Class shares	13	8	3,919	81	10,131
Net increase (decrease) in shares	741,929	36,327	(374,567)	255,960	1,083,586

†	Effective November 1, 2013, the TDAM Short-Term Bond Fund changed its fiscal year from October 31 to January 31.
ˆ	Advisor Class shares commenced operations on May 30, 2013.
*	Commencement of operations.

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM High Yield Bond Fund		TDAM 1- to 5-Year Corporate Bond Portfolio
	Six-Month Period Ended July 31, 2014 (unaudited)	March 21, 2013* to January 31, 2014	Six-Month Period Ended July 31, 2014 (unaudited)	September 12, 2013* to January 31, 2014
OPERATIONS:
Net investment income	$242,402	$403,755	$34,626	$29,241
Net realized gain (loss) from investment transactions and distribution of realized gain from investment companies	(1,727)	(41,578)	23,736	29,139
Net change in unrealized appreciation (depreciation) on investments	7,028	17,488	(20,854)	30,956
Net increase in net assets from operations	247,703	379,665	37,508	89,336
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(234,913)	(404,865)	—	—
Advisor Class	(2,294)	(4,063)	—	—
Portfolio Class	—	—	(42,582)	(32,074)
From net realized gains
Portfolio Class	—	—	—	(5,341)
Total dividends and distributions to shareholders	(237,207)	(408,928)	(42,582)	(37,415)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	202,627	10,141,313	—	—
Shares issued in reinvestment of dividends	200,856	344,534	—	—
Payments for shares redeemed	(8,759)	(96)	—	—
Net increase in net assets from Institutional Class shares	394,724	10,485,751	—	—
Advisor Class:
Proceeds from shares sold	—	100,010	—	—
Shares issued in reinvestment of dividends	1,950	3,454	—	—
Net increase in net assets from Advisor Class shares	1,950	103,464	—	—
Portfolio Class:
Proceeds from shares sold	—	—	2,454,138	5,600,183
Shares issued in reinvestment of dividends	—	—	37,071	32,013
Payments for shares redeemed	—	—	(606,212)	—
Net increase in net assets from Portfolio Class shares	—	—	1,884,997	5,632,196
Net increase in net assets from capital share transactions	396,674	10,589,215	1,884,997	5,632,196
TOTAL INCREASE IN NET ASSETS	407,170	10,559,952	1,879,923	5,684,117
NET ASSETS:
Beginning of period	10,559,952	—	5,684,117	—
End of period	$10,967,122	$10,559,952	$7,564,040	$5,684,117
Undistributed (Distributions in excess of) net investment income, end of period	$22	$(5,173)	$(10,158)	$(2,202)
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	20,052	1,014,214	—	—
Shares issued in reinvestment of dividends	19,906	34,870	—	—
Shares redeemed	(866)	(10)	—	—
Net increase in Institutional Class shares	39,092	1,049,074	—	—
Advisor Class:
Shares sold	—	10,001	—	—
Shares issued in reinvestment of dividends	193	350	—	—
Net increase in Advisor Class shares	193	10,351	—	—
Portfolio Class:
Shares sold	—	—	242,497	559,542
Shares issued in reinvestment of dividends	—	—	3,666	3,171
Shares redeemed	—	—	(59,962)	—
Net increase in Portfolio Class shares	—	—	186,201	562,713
Net increase in shares	39,285	1,059,425	186,201	562,713

*	Commencement of operations.

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM 5- to 10-Year Corporate Bond Portfolio		TDAM U.S. Equity Shareholder Yield Fund
	Six-Month Period Ended July 31, 2014 (unaudited)	September 12, 2013* to January 31, 2014	Six-Month Period Ended July 31, 2014 (unaudited)	March 21, 2013* to January 31, 2014
OPERATIONS:
Net investment income	$71,506	$57,654	$80,161	$112,478
Net realized gain from investment transactions and distribution of realized gain from investment companies	66,504	69,966	40,550	59,717
Net change in unrealized appreciation (depreciation) on investments	14,105	77,311	340,411	587,259
Net increase in net assets from operations	152,115	204,931	461,122	759,454
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	—	(80,990)	(97,830)
Advisor Class	—	—	(1,618)	(1,997)
Portfolio Class	(83,486)	(66,043)	—	—
From net realized gains
Institutional Class	—	—	—	(9,958)
Advisor Class	—	—	—	(203)
Portfolio Class	—	(25,813)	—	—
Total dividends and distributions to shareholders	(83,486)	(91,856)	(82,608)	(109,988)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	—	—	430,925	4,900,010
Shares issued in reinvestment of dividends	—	—	69,100	91,620
Payments for shares redeemed	—	—	(12,525)	—
Net increase in net assets from Institutional Class shares	—	—	487,500	4,991,630
Advisor Class:
Proceeds from shares sold	—	—	—	100,010
Shares issued in reinvestment of dividends	—	—	1,375	1,870
Net increase in net assets from Advisor Class shares	—	—	1,375	101,880
Portfolio Class:
Proceeds from shares sold	640,477	5,000,010	—	—
Shares issued in reinvestment of dividends	71,326	78,078	—	—
Payments for shares redeemed	(1,421)	—	—	—
Net increase in net assets from Portfolio Class shares	710,382	5,078,088	—	—
Net increase in net assets from capital share transactions	710,382	5,078,088	488,875	5,093,510
TOTAL INCREASE IN NET ASSETS	779,011	5,191,163	867,389	5,742,976
NET ASSETS:
Beginning of period	5,191,163	—	5,742,976	—
End of period	$5,970,174	$5,191,163	$6,610,365	$5,742,976
Undistributed (Distributions in excess of) net investment income, end of period	$(18,494)	$(6,514)	$11,548	$13,995
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	—	—	35,495	490,001
Shares issued in reinvestment of dividends	—	—	5,712	8,406
Shares redeemed	—	—	(1,030)	—
Net increase in Institutional Class shares	—	—	40,177	498,407
Advisor Class:
Shares sold	—	—	—	10,001
Shares issued in reinvestment of dividends	—	—	113	172
Net increase in Advisor Class shares	—	—	113	10,173
Portfolio Class:
Shares sold	61,639	500,001	—	—
Shares issued in reinvestment of dividends	6,894	7,675	—	—
Shares redeemed	(137)	—	—	—
Net increase in Portfolio Class shares	68,396	507,676	—	—
Net increase shares	68,396	507,676	40,290	508,580

*	Commencement of operations.

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM U.S. Large Cap Core Equity Fund		TDAM Global Equity Shareholder Yield Fund
	Six-Month Period Ended July 31, 2014 (unaudited)	March 21, 2013* to January 31, 2014	Six-Month Period Ended July 31, 2014 (unaudited)	March 21, 2013* to January 31, 2014
OPERATIONS:
Net investment income	$38,412	$50,212	$199,986	$143,245
Net realized gain from investment transactions and foreign currency transactions	184,858	11,372	56,797	82,550
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	351,036	833,456	250,526	420,756
Net increase in net assets from operations	574,306	895,040	507,309	646,551
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(38,407)	(48,062)	—	(125,048)
Advisor Class	(722)	(944)	—	(2,382)
From net realized gains
Institutional Class	—	(16,461)	—	(40,876)
Advisor Class	—	(303)	—	(789)
Total dividends and distributions to shareholders	(39,129)	(65,770)	—	(169,095)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	391,922	5,787,577	1,547,061	5,298,081
Shares issued in reinvestment of dividends	17,142	39,422	—	142,626
Payments for shares redeemed	(578,014)	(3,266)	(41,004)	(496)
Net increase (decrease) in net assets from Institutional Class shares	(168,950)	5,823,733	1,506,057	5,440,211
Advisor Class:
Proceeds from shares sold	—	100,298	—	100,010
Shares issued in reinvestment of dividends	613	772	—	2,695
Payments for shares redeemed	—	—	—	—
Net increase in net assets from Advisor Class shares	613	101,070	—	102,705
Net increase (decrease) in net assets from capital share transactions	(168,337)	5,924,803	1,506,057	5,542,916
TOTAL INCREASE IN NET ASSETS	366,840	6,754,073	2,013,366	6,020,372
NET ASSETS:
Beginning of period	6,754,073	—	6,020,372	—
End of period	$7,120,913	$6,754,073	$8,033,738	$6,020,372
Undistributed net investment income, end of period	$790	$1,507	$215,174	$15,188
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	31,682	566,344	126,174	525,142
Shares issued in reinvestment of dividends	1,401	3,528	—	12,641
Shares redeemed	(47,108)	(272)	(3,355)	(44)
Net increase (decrease) in Institutional Class shares	(14,025)	569,600	122,819	537,739
Advisor Class:
Shares sold	—	10,025	—	10,001
Shares issued in reinvestment of dividends	49	69	—	239
Shares redeemed	—	—	—	—
Net increase in Advisor Class shares	49	10,094	—	10,240
Net increase (decrease) in shares	(13,976)	579,694	122,819	547,979

*	Commencement of operations.

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Global Low Volatility Equity Fund		TDAM Global All Cap Fund
	Six-Month Period Ended July 31, 2014 (unaudited)	March 21, 2013* to January 31, 2014	Six-Month Period Ended July 31, 2014 (unaudited)	March 21, 2013* to January 31, 2014
OPERATIONS:
Net investment income	$181,985	$202,177	$149,169	$87,223
Net realized gain (loss) from investment transactions, forward foreign currency exchange contracts, foreign currency and distribution of realized gain from investment companies	(53,706)	140,462	265,756	327,631
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	822,449	(72,137)	(120,520)	1,324,804
Net increase in net assets from operations	950,728	270,502	294,405	1,739,658
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	(176,096)	—	(79,839)
Advisor Class	—	(1,742)	—	(768)
From net realized gains
Institutional Class	—	(51,021)	—	(123,201)
Advisor Class	—	(506)	—	(1,185)
Total dividends and distributions to shareholders	—	(229,365)	—	(204,993)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	404,988	10,310,165	3,208,249	10,686,096
Shares issued in reinvestment of dividends	—	43,511	—	173,483
Payments for shares redeemed	(38,088)	(133)	(210,333)	(2,751)
Net increase in net assets from Institutional Class shares	366,900	10,353,543	2,997,916	10,856,828
Advisor Class:
Proceeds from shares sold	—	101,490	—	100,010
Shares issued in reinvestment of dividends	—	430	—	1,659
Payments for shares redeemed	—	—	—	—
Net increase in net assets from Advisor Class shares	—	101,920	—	101,669
Net increase in net assets from capital share transactions	366,900	10,455,463	2,997,916	10,958,497
TOTAL INCREASE IN NET ASSETS	1,317,628	10,496,600	3,292,321	12,493,162
NET ASSETS:
Beginning of period	10,496,600	—	12,493,162	—
End of period	$11,814,228	$10,496,600	$15,785,483	$12,493,162
Undistributed net investment income, end of period	$295,259	$113,274	$155,835	$6,666
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	37,359	1,029,864	272,213	1,057,871
Shares issued in reinvestment of dividends	—	4,287	—	14,738
Shares redeemed	(3,592)	(13)	(17,482)	(230)
Net increase in Institutional Class shares	33,767	1,034,138	254,731	1,072,379
Advisor Class:
Shares sold	—	10,145	—	10,001
Shares issued in reinvestment of dividends	—	42	—	141
Shares redeemed	—	—	—	—
Net increase in Advisor Class shares	—	10,187	—	10,142
Net increase in shares	33,767	1,044,325	254,731	1,082,521

*	Commencement of operations.

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Target Return Fund		TDAM U.S. Small-Mid Cap Equity Fund
	Six-Month Period Ended July 31, 2014 (unaudited)	March 21, 2013* to January 31, 2014	Six-Month Period Ended July 31, 2014 (unaudited)	May 30, 2013* to January 31, 2014
OPERATIONS:
Net investment income	$37,302	$43,000	$15,027	$9,785
Net realized gain (loss) from investment transactions, forward foreign currency exchange contracts, foreign currency and distribution of realized gain from investment companies	5,658	(16,006)	110,910	111,159
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currency	110,349	(28,746)	(41,860)	467,201
Net increase (decrease) in net assets from operations	153,309	(1,752)	84,077	588,145
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(47,892)	(38,547)	(17,080)	(11,284)
Advisor Class	(1,032)	(1,106)	(285)	(223)
From net realized gains
Institutional Class	—	—	—	(35,995)
Advisor Class	—	—	—	(686)
Total dividends and distributions to shareholders	(48,924)	(39,653)	(17,365)	(48,188)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	1,961,506	4,200,165	1,425,817	5,413,760
Shares issued in reinvestment of dividends	43,403	16,709	14,984	40,605
Payments for shares redeemed	(1,200,052)	(58)	(157,413)	(1,302)
Net increase in net assets from Institutional Class shares	804,857	4,216,816	1,283,388	5,453,063
Advisor Class:
Proceeds from shares sold	250,000	100,432	—	100,010
Shares issued in reinvestment of dividends	877	518	242	772
Payments for shares redeemed	—	—	—	—
Net increase in net assets from Advisor Class shares	250,877	100,950	242	100,782
Net increase in net assets from capital share transactions	1,055,734	4,317,766	1,283,630	5,553,845
TOTAL INCREASE IN NET ASSETS	1,160,119	4,276,361	1,350,342	6,093,802
NET ASSETS:
Beginning of period	4,276,361	—	6,093,802	—
End of period	$5,436,480	$4,276,361	$7,444,144	$6,093,802
Undistributed (Distributions in excess of) net investment income, end of period	$(7,554)	$4,068	$(2,338)	$—
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	194,713	421,794	122,232	536,597
Shares issued in reinvestment of dividends	4,318	1,698	1,265	3,701
Shares redeemed	(118,465)	(6)	(13,516)	(114)
Net increase in Institutional Class shares	80,566	423,486	109,981	540,184
Advisor Class:
Shares sold	24,654	10,044	—	10,001
Shares issued in reinvestment of dividends	87	53	21	70
Shares redeemed	—	—	—	—
Net increase in Advisor Class shares	24,741	10,097	21	10,071
Net increase in shares	105,307	433,583	110,002	550,255

*	Commencement of operations.

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended July 31, 2014 (unaudited), the period ended January 31, 2014 and the years/period ended October 31,
For a Share Outstanding Throughout the Period

	Institutional Class
	July 31, 2014(1)	January 31, 2014ˆ	October 31, 2013	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009
TDAM Short-Term Bond Fund
Net asset value, beginning of period	$10.24	$10.22	$10.29	$10.24	$10.32	$10.25	$9.88
Net investment income(2)	0.034	0.017	0.091	0.107	0.098	0.154	0.281
Net realized and unrealized gain (loss) on investments	(0.023)	0.025	(0.060)	0.073	(0.012)	0.144	0.379
Total from operations	0.011	0.042	0.031	0.180	0.086	0.298	0.660
Dividends from net investment income	(0.041)	(0.022)	(0.091)	(0.107)	(0.117)	(0.163)	(0.290)
Distributions from net realized gains	—	—	(0.011)	(0.023)	(0.049)	(0.065)	—
Total dividends and distributions	(0.041)	(0.022)	(0.102)	(0.130)	(0.166)	(0.228)	(0.290)
Net asset value, end of period	$10.21	$10.24	$10.22	$10.29	$10.24	$10.32	$10.25
Total investment return†	0.11%	0.41%	0.31%	1.77%	0.85%	2.95%	6.76%
Net assets end of period (000)	$73,285	$65,850	$65,400	$69,734	$67,604	$75,200	$36,213
Ratio of net expenses to average net assets	0.43%‡	0.43%‡	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of total expenses to average net assets	0.59%‡	0.55%‡	0.52%	0.56%	0.48%	0.62%	0.68%
Ratio of net investment income to average net assets	0.67%‡	0.66%‡	0.55%	0.74%	0.96%	1.50%	2.78%
Portfolio turnover rate	68%	15%	111%	176%	75%	83%	122%

	Advisor Class(3)
	July 31, 2014(1)	January 31, 2014ˆ	October 31, 2013
TDAM Short-Term Bond Fund
Net asset value, beginning of period	$10.24	$10.23	$10.24
Net investment income(2)	0.034	0.017	0.039
Net realized and unrealized gain (loss) on investments	(0.023)	0.015	(0.010)
Total from operations	0.011	0.032	0.029
Dividends from net investment income	(0.041)	(0.022)	(0.039)
Distributions from net realized gains	—	—	—
Total dividends and distributions	(0.041)	(0.022)	(0.039)
Net asset value, end of period	$10.21	$10.24	$10.23
Total investment return†	0.11%	0.31%	0.28%
Net assets end of period (000)	$40	$40	$40
Ratio of net expenses to average net assets	0.43%‡	0.43%‡	0.43%‡
Ratio of total expenses to average net assets	0.84%‡	0.80%‡	0.66%‡
Ratio of net investment income to average net assets	0.67%‡	0.66%‡	0.14%‡
Portfolio turnover rate	68%	15%	111%

ˆ	For the three-month period ended January 31, 2014. Effective November 1, 2013, the TDAM Short-Term Bond Fund changed its fiscal year from October 31 to January 31.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	For the six-month period ended July 31, 2014.
(2)	Based on average shares outstanding during the period.
(3)	Advisor Class shares commenced operations on May 30, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2014 (unaudited) and the period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(3)
	July 31, 2014(1)	January 31, 2014
TDAM Core Bond Fund
Net asset value, beginning of period	$9.81	$10.00
Net investment income(2)	0.080	0.107
Net realized and unrealized gain (loss) on investments	0.113	(0.148)
Total from operations	0.193	(0.041)
Dividends from net investment income	(0.093)	(0.149)
Distributions from net realized gains	—	—
Total dividends and distributions	(0.093)	(0.149)
Net asset value, end of period	$9.91	$9.81
Total investment return†	1.97%	(0.40)%
Net assets end of period (000)	$13,175	$10,527
Ratio of net expenses to average net assets	0.50%‡	0.50%‡
Ratio of total expenses to average net assets	2.16%‡	2.39%‡
Ratio of net investment income to average net assets	1.64%‡	1.25%‡
Portfolio turnover rate	24%	40%

	Advisor Class(4)
	July 31, 2014(1)	January 31, 2014
TDAM Core Bond Fund
Net asset value, beginning of period	$9.81	$10.00
Net investment income(2)	0.080	0.107
Net realized and unrealized gain (loss) on investments	0.113	(0.148)
Total from operations	0.193	(0.041)
Dividends from net investment income	(0.093)	(0.149)
Distributions from net realized gains	—	—
Total dividends and distributions	(0.093)	(0.149)
Net asset value, end of period	$9.91	$9.81
Total investment return†	1.97%	(0.40)%
Net assets end of period (000)	$101	$99
Ratio of net expenses to average net assets	0.50%‡	0.50%‡
Ratio of total expenses to average net assets	2.41%‡	2.64%‡
Ratio of net investment income to average net assets	1.64%‡	1.25%‡
Portfolio turnover rate	24%	40%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	For the six-month period ended July 31, 2014.
(2)	Based on average shares outstanding during the period.
(3)	Institutional Class shares commenced operations on March 21, 2013.
(4)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2014 (unaudited) and the period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(3)
	July 31, 2014(1)	January 31, 2014
TDAM High Yield Bond Fund
Net asset value, beginning of period	$9.97	$10.00
Net investment income(2)	0.225	0.397
Net realized and unrealized gain (loss) on investments	0.005	(0.027)
Total from operations	0.230	0.370
Dividends from net investment income	(0.220)	(0.400)
Distributions from net realized gains	—	—
Total dividends and distributions	(0.220)	(0.400)
Net asset value, end of period	$9.98	$9.97
Total investment return†	2.30%	3.81%
Net assets end of period (000)	$10,862	$10,457
Ratio of net expenses to average net assets	0.70%‡	0.70%‡
Ratio of total expenses to average net assets	2.28%‡	2.45%‡
Ratio of net investment income to average net assets	4.49%‡	4.61%‡
Portfolio turnover rate	12%	17%

	Advisor Class(4)
	July 31, 2014(1)	January 31, 2014
TDAM High Yield Bond Fund
Net asset value, beginning of period	$9.97	$10.00
Net investment income(2)	0.225	0.397
Net realized and unrealized gain (loss) on investments	0.005	(0.027)
Total from operations	0.230	0.370
Dividends from net investment income	(0.220)	(0.400)
Distributions from net realized gains	—	—
Total dividends and distributions	(0.220)	(0.400)
Net asset value, end of period	$9.98	$9.97
Total investment return†	2.30%	3.81%
Net assets end of period (000)	$105	$103
Ratio of net expenses to average net assets	0.70%‡	0.70%‡
Ratio of total expenses to average net assets	2.53%‡	2.70%‡
Ratio of net investment income to average net assets	4.49%‡	4.61%‡
Portfolio turnover rate	12%	17%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	For the six-month period ended July 31, 2014.
(2)	Based on average shares outstanding during the period.
(3)	Institutional Class shares commenced operations on March 21, 2013.
(4)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2014 (unaudited) and the period ended January 31,
For a Share Outstanding Throughout the Period

	TDAM 1- to 5-Year Corporate Bond Portfolio(3)
	July 31, 2014(1)	January 31, 2014
TDAM 1- to 5-Year Corporate Bond Portfolio
Net asset value, beginning of period	$10.10	$10.00
Net investment income(2)	0.071	0.057
Net realized and unrealized gain on investments	—	0.115
Total from operations	0.071	0.172
Dividends from net investment income	(0.071)	(0.061)
Distributions from net realized gains	—	(0.011)
Total dividends and distributions	(0.071)	(0.072)
Net asset value, end of period	$10.10	$10.10
Total investment return†	0.70%	1.72%
Net assets end of period (000)	$7,564	$5,684
Ratio of net expenses to average net assets	— %‡	— %‡
Ratio of total expenses to average net assets	2.40%‡	4.07%‡
Ratio of net investment income to average net assets	1.42%‡	1.45%‡
Portfolio turnover rate	40%	58%

	TDAM 5- to 10-Year Corporate Bond Portfolio(3)
	July 31, 2014(1)	January 31, 2014
TDAM 5- to 10-Year Corporate Bond Portfolio
Net asset value, beginning of period	$10.23	$10.00
Net investment income(2)	0.158	0.115
Net realized and unrealized gain on investments	0.129	0.297
Total from operations	0.287	0.412
Dividends from net investment income	(0.157)	(0.131)
Distributions from net realized gains	—	(0.051)
Total dividends and distributions	(0.157)	(0.182)
Net asset value, end of period	$10.36	$10.23
Total investment return†	2.82%	4.15%
Net assets end of period (000)	$5,970	$5,191
Ratio of net expenses to average net assets	— %‡	— %‡
Ratio of total expenses to average net assets	2.57%‡	4.07%‡
Ratio of net investment income to average net assets	3.09%‡	2.91%‡
Portfolio turnover rate	39%	68%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	For the six-month period ended July 31, 2014.
(2)	Based on average shares outstanding during the period indicated.
(3)	Commenced operations on September 12, 2013.

Amounts designated as “—” are $0 or 0%.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2014 (unaudited) and the period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(3)
	July 31, 2014(1)	January 31, 2014
TDAM U.S. Equity Shareholder Yield Fund
Net asset value, beginning of period	$11.29	$10.00
Net investment income(2)	0.154	0.224
Net realized and unrealized gain on investments	0.755	1.285
Total from operations	0.909	1.509
Dividends from net investment income	(0.159)	(0.199)
Distributions from net realized gains	—	(0.020)
Total dividends and distributions	(0.159)	(0.219)
Net asset value, end of period	$12.04	$11.29
Total investment return†	8.05%	15.18%
Net assets end of period (000)	$6,486	$5,628
Ratio of net expenses to average net assets	0.80%‡	0.80%‡
Ratio of total expenses to average net assets	3.31%‡	3.54%‡
Ratio of net investment income to average net assets	2.59%‡	2.37%‡
Portfolio turnover rate	5%	9%

	Advisor Class(4)
	July 31, 2014(1)	January 31, 2014
TDAM U.S. Equity Shareholder Yield Fund
Net asset value, beginning of period	$11.29	$10.00
Net investment income(2)	0.154	0.224
Net realized and unrealized gain on investments	0.755	1.285
Total from operations	0.909	1.509
Dividends from net investment income	(0.159)	(0.199)
Distributions from net realized gains	—	(0.020)
Total dividends and distributions	(0.159)	(0.219)
Net asset value, end of period	$12.04	$11.29
Total investment return†	8.05%	15.18%
Net assets end of period (000)	$124	$115
Ratio of net expenses to average net assets	0.80%‡	0.80%‡
Ratio of total expenses to average net assets	3.56%‡	3.79%‡
Ratio of net investment income to average net assets	2.59%‡	2.37%‡
Portfolio turnover rate	5%	9%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	For the six-month period ended July 31, 2014.
(2)	Based on average shares outstanding during the period indicated.
(3)	Institutional Class shares commenced operations on March 21, 2013.
(4)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2014 (unaudited) and the period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(3)
	July 31, 2014(1)	January 31, 2014
TDAM U.S. Large Cap Core Equity Fund
Net asset value, beginning of period	$11.65	$10.00
Net investment income(2)	0.069	0.097
Net realized and unrealized gain on investments	0.942	1.677
Total from operations	1.011	1.774
Dividends from net investment income	(0.071)	(0.094)
Distributions from net realized gains	—	(0.030)
Total dividends and distributions	(0.071)	(0.124)
Net asset value, end of period	$12.59	$11.65
Total investment return†	8.69%	17.77%
Net assets end of period (000)	$6,993	$6,636
Ratio of net expenses to average net assets	0.80%‡	0.80%‡
Ratio of total expenses to average net assets	3.19%‡	3.50%‡
Ratio of net investment income to average net assets	1.13%‡	1.00%‡
Portfolio turnover rate	12%	9%

	Advisor Class(4)
	July 31, 2014(1)	January 31, 2014
TDAM U.S. Large Cap Core Equity Fund
Net asset value, beginning of period	$11.65	$10.00
Net investment income(2)	0.069	0.097
Net realized and unrealized gain on investments	0.942	1.677
Total from operations	1.011	1.774
Dividends from net investment income	(0.071)	(0.094)
Distributions from net realized gains	—	(0.030)
Total dividends and distributions	(0.071)	(0.124)
Net asset value, end of period	$12.59	$11.65
Total investment return†	8.69%	17.77%
Net assets end of period (000)	$128	$118
Ratio of net expenses to average net assets	0.80%‡	0.80%‡
Ratio of total expenses to average net assets	3.44%‡	3.77%‡
Ratio of net investment income to average net assets	1.13%‡	1.00%‡
Portfolio turnover rate	12%	9%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	For the six-month period ended July 31, 2014.
(2)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2014 (unaudited) and the period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(3)
	July 31, 2014(1)		January 31, 2014
TDAM Global Equity Shareholder Yield Fund
Net asset value, beginning of period	$10.99		$10.00
Net investment income(2)	0.345		0.282
Net realized and unrealized gain on investments	0.645		1.024
Total from operations	0.990		1.306
Dividends from net investment income	—		(0.237)
Distributions from net realized gains	—		(0.079)
Total dividends and distributions	—		(0.316)
Net asset value, end of period	$11.98		$10.99
Total investment return†	9.01%		12.99%
Net assets end of period (000)	$7,911		$5,908
Ratio of net expenses to average net assets	1.00	%‡	1.00%‡
Ratio of total expenses to average net assets	3.70	%‡	4.34%‡
Ratio of net investment income to average net assets	5.85	%‡	3.00%‡
Portfolio turnover rate	7%		20%

	Advisor Class(4)
	July 31, 2014(1)		January 31, 2014
TDAM Global Equity Shareholder Yield Fund
Net asset value, beginning of period	$10.99		$10.00
Net investment income(2)	0.355		0.283
Net realized and unrealized gain on investments	0.635		1.023
Total from operations	0.990		1.306
Dividends from net investment income	—		(0.237)
Distributions from net realized gains	—		(0.079)
Total dividends and distributions	—		(0.316)
Net asset value, end of period	$11.98		$10.99
Total investment return†	9.01%		12.99%
Net assets end of period (000)	$123		$112
Ratio of net expenses to average net assets	1.00	%‡	1.00%‡
Ratio of total expenses to average net assets	3.95	%‡	4.58%‡
Ratio of net investment income to average net assets	6.03	%‡	3.01%‡
Portfolio turnover rate	7%		20%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	For the six-month period ended July 31, 2014.
(2)	Based on average shares outstanding during the period indicated.
(3)	Institutional Class shares commenced operations on March 21, 2013.
(4)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2014 (unaudited) and the period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(3)
	July 31, 2014(1)		January 31, 2014
TDAM Global Low Volatility Equity Fund
Net asset value, beginning of period	$10.05		$10.00
Net investment income(2)	0.174		0.201
Net realized and unrealized gain on investments	0.736		0.073
Total from operations	0.910		0.274
Dividends from net investment income	—		(0.173)
Distributions from net realized gains	—		(0.051)
Total dividends and distributions	—		(0.224)
Net asset value, end of period	$10.96		$10.05
Total investment return†	9.05%		2.70%
Net assets end of period (000)	$11,702		$10,394
Ratio of net expenses to average net assets	0.90	%‡	0.90%‡
Ratio of total expenses to average net assets	2.53	%‡	2.85%‡
Ratio of net investment income to average net assets	3.26	%‡	2.28%‡
Portfolio turnover rate	5%		11%

	Advisor Class(4)
	July 31, 2014(1)		January 31, 2014
TDAM Global Low Volatility Equity Fund
Net asset value, beginning of period	$10.05		$10.00
Net investment income(2)	0.174		0.202
Net realized and unrealized gain on investments	0.736		0.072
Total from operations	0.910		0.274
Dividends from net investment income	—		(0.173)
Distributions from net realized gains	—		(0.051)
Total dividends and distributions	—		(0.224)
Net asset value, end of period	$10.96		$10.05
Total investment return†	9.05%		2.70%
Net assets end of period (000)	$112		$102
Ratio of net expenses to average net assets	0.90	%‡	0.90%‡
Ratio of total expenses to average net assets	2.78	%‡	3.09%‡
Ratio of net investment income to average net assets	3.26	%‡	2.28%‡
Portfolio turnover rate	5%		11%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	For the six-month period ended July 31, 2014.
(2)	Based on average shares outstanding during the period indicated.
(3)	Institutional Class shares commenced operations on March 21, 2013.
(4)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2014 (unaudited) and the period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(3)
	July 31, 2014(1)		January 31, 2014
TDAM Global All Cap Fund
Net asset value, beginning of period	$11.54		$10.00
Net investment income(2)	0.126		0.086
Net realized and unrealized gain on investments	0.134		1.648
Total from operations	0.260		1.734
Dividends from net investment income	—		(0.076)
Distributions from net realized gains	—		(0.118)
Total dividends and distributions	—		(0.194)
Net asset value, end of period	$11.80		$11.54
Total investment return†	2.25%		17.31%
Net assets end of period (000)	$15,666		$12,376
Ratio of net expenses to average net assets	1.00	%‡	1.00%‡
Ratio of total expenses to average net assets	2.26	%‡	2.66%‡
Ratio of net investment income to average net assets	2.13	%‡	0.90%‡
Portfolio turnover rate	49%		56%

	Advisor Class(4)
	July 31, 2014(1)		January 31, 2014
TDAM Global All Cap Fund
Net asset value, beginning of period	$11.54		$10.00
Net investment income(2)	0.133		0.086
Net realized and unrealized gain on investments	0.127		1.648
Total from operations	0.260		1.734
Dividends from net investment income	—		(0.076)
Distributions from net realized gains	—		(0.118)
Total dividends and distributions	—		(0.194)
Net asset value, end of period	$11.80		$11.54
Total investment return†	2.25%		17.31%
Net assets end of period (000)	$119		$117
Ratio of net expenses to average net assets	1.00	%‡	1.00%‡
Ratio of total expenses to average net assets	2.51	%‡	2.91%‡
Ratio of net investment income to average net assets	2.25	%‡	0.90%‡
Portfolio turnover rate	49%		56%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	For the six-month period ended July 31, 2014.
(2)	Based on average shares outstanding during the period indicated.
(3)	Institutional Class shares commenced operations on March 21, 2013.
(4)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2014 (unaudited) and the period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(3)
	July 31, 2014(1)	January 31, 2014
TDAM Target Return Fund
Net asset value, beginning of period	$9.86	$10.00
Net investment income(2)	0.113	0.125
Net realized and unrealized gain (loss) on investments	0.219	(0.155)
Total from operations	0.332	(0.030)
Dividends from net investment income	(0.102)	(0.110)
Distributions from net realized gains	—	—
Total dividends and distributions	(0.102)	(0.110)
Net asset value, end of period	$10.09	$9.86
Total investment return†	3.37%	(0.29)%
Net assets end of period (000)	$5,085	$4,177
Ratio of net expenses to average net assets	0.70%‡	0.70%‡
Ratio of total expenses to average net assets	4.09%‡	5.45%‡
Ratio of net investment income to average net assets	2.28%‡	1.46%‡
Portfolio turnover rate	17%	20%

	Advisor Class(4)
	July 31, 2014(1)	January 31, 2014
TDAM Target Return Fund
Net asset value, beginning of period	$9.86	$10.00
Net investment income(2)	0.120	0.121
Net realized and unrealized gain (loss) on investments	0.212	(0.151)
Total from operations	0.332	(0.030)
Dividends from net investment income	(0.102)	(0.110)
Distributions from net realized gains	—	—
Total dividends and distributions	(0.102)	(0.110)
Net asset value, end of period	$10.09	$9.86
Total investment return†	3.37%	(0.29)%
Net assets end of period (000)	$351	$100
Ratio of net expenses to average net assets	0.70%‡	0.70%‡
Ratio of total expenses to average net assets	4.34%‡	5.88%‡
Ratio of net investment income to average net assets	2.40%‡	1.41%‡
Portfolio turnover rate	17%	20%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	For the six-month period ended July 31, 2014.
(2)	Based on average shares outstanding during the period indicated.
(3)	Institutional Class shares commenced operations on March 21, 2013.
(4)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

For the six-month period ended July 31, 2014 (unaudited) and the period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(3)
	July 31, 2014(1)	January 31, 2014
TDAM U.S. Small-Mid Cap Equity Fund
Net asset value, beginning of period	$11.07	$10.00
Net investment income(2)	0.026	0.019
Net realized and unrealized gain on investments	0.202	1.141
Total from operations	0.228	1.160
Dividends from net investment income	(0.028)	(0.022)
Distributions from net realized gains	—	(0.068)
Total dividends and distributions	(0.028)	(0.090)
Net asset value, end of period	$11.27	$11.07
Total investment return†	2.05%	11.62%
Net assets end of period (000)	$7,330	$5,982
Ratio of net expenses to average net assets	1.00%‡	1.00%‡
Ratio of total expenses to average net assets	3.31%‡	3.95%‡
Ratio of net investment income to average net assets	0.45%‡	0.26%‡
Portfolio turnover rate	12%	16%

	Advisor Class(4)
	July 31, 2014(1)	January 31, 2014
TDAM U.S. Small-Mid Cap Equity Fund
Net asset value, beginning of period	$11.07	$10.00
Net investment income(2)	0.027	0.019
Net realized and unrealized gain on investments	0.201	1.141
Total from operations	0.228	1.160
Dividends from net investment income	(0.028)	(0.022)
Distributions from net realized gains	—	(0.068)
Total dividends and distributions	(0.028)	(0.090)
Net asset value, end of period	$11.27	$11.07
Total investment return†	2.05%	11.62%
Net assets end of period (000)	$114	$112
Ratio of net expenses to average net assets	1.00%‡	1.00%‡
Ratio of total expenses to average net assets	3.56%‡	4.22%‡
Ratio of net investment income to average net assets	0.47%‡	0.26%‡
Portfolio turnover rate	12%	16%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	For the six-month period ended July 31, 2014.
(2)	Based on average shares outstanding during the period indicated.
(3)	Institutional Class shares commenced operations on May 30, 2013.
(4)	Advisor Class shares commenced operations on May 30, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2014 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. This shareholder report only applies to the following series of the Company: the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”), the TDAM Core Bond Fund (the “Core Bond Fund”), the TDAM High Yield Bond Fund (the “High Yield Bond Fund”), the TDAM 1- to 5-Year Corporate Bond Portfolio (the “1- to 5-Year Corporate Bond Portfolio”), the TDAM 5- to 10-Year Corporate Bond Portfolio (the “5- to 10-Year Corporate Bond Portfolio”), the TDAM U.S. Equity Shareholder Yield Fund (the “U.S. Equity Shareholder Yield Fund”), the TDAM U.S. Large Cap Core Equity Fund (the “U.S. Large Cap Core Equity Fund”), the TDAM Global Equity Shareholder Yield Fund (the “Global Equity Shareholder Yield Fund”), the TDAM Global Low Volatility Equity Fund (the “Global Low Volatility Equity Fund”), the TDAM Global All Cap Fund (the “Global All Cap Fund”), the TDAM Target Return Fund (the “Target Return Fund”) and the TDAM U.S. Small-Mid Cap Equity Fund (the “U.S. Small-Mid Cap Equity Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is “diversified” as that term is defined in the Act. The investment objective of the Short-Term Bond Fund is to provide a high level of income consistent with preservation of capital and liquidity. The investment objective of the Core Bond Fund is to provide current income. The investment objective of the High Yield Bond Fund is to provide high current income. The investment objective of the 1- to 5-Year Corporate Bond Portfolio is to provide current income. The investment objective of the 5- to 10-Year Corporate Bond Portfolio is to provide high current income. The investment objective of the U.S. Equity Shareholder Yield Fund is to provide income and moderate capital appreciation. The investment objective of the U.S. Large Cap Core Equity Fund is to provide long-term capital appreciation. The investment objective of the Global Equity Shareholder Yield Fund is to provide income and moderate capital appreciation. The investment objective of the Global Low Volatility Equity Fund is to provide long-term capital appreciation with less volatility than the broad global equity markets. The investment objective of the Global All Cap Fund is to provide long-term capital appreciation. The investment objective of the Target Return Fund is to achieve total return that exceeds the rate of return of the 1-month Treasury bill by 300 basis points (or 3%) on an annualized basis over a five year period regardless of market conditions. The investment objective of the U.S. Small-Mid Cap Equity Fund is to provide long-term capital appreciation.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Funds’ NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. A “Fund Business Day” is any day that a Fund is open for business. The Funds are generally open for business on each day the NYSE and Federal Reserve Bank of New York (the “Fed”) are open. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2014 (unaudited)

Securities Valuation — The Funds’ equity securities for which market quotations are readily available are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities with sixty days or less remaining until maturity may be valued at amortized cost. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eight day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of July 31, 2014, there were foreign securities valued in accordance with Fair Value Procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2014 (unaudited)

judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended July 31, 2014, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc., the Funds’ investment manager (the “Investment Manager” or “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Translation — Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of July 31, 2014, the Global Low Volatility Equity Fund and the Target Return Fund held forward contracts. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counterparty to the forward contracts. For the period ended July 31, 2014, the realized gain (loss) and change in unrealized appreciation (depreciation) on forward contracts are disclosed on the Statements of Operations.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage backed and asset backed securities are recorded as an adjustment to interest income for financial reporting purposes.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2014 (unaudited)

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset on the Statements of Operations. For the period ended July 31, 2014, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by the Short-Term Bond Fund; declared and paid monthly by each of the Core Bond Fund, the High Yield Bond Fund, the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio; declared and paid quarterly by each of the U.S. Equity Shareholder Yield Fund, the U.S. Large Cap Core Equity Fund, the Target Return Fund and the U.S. Small-Mid Cap Equity Fund; and declared and paid annually by each of the Global Equity Shareholder Yield Fund, the Global Low Volatility Equity Fund and the Global All Cap Fund. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of Investment Management Agreements with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, which provide for the investment management services furnished to each Fund, each Fund pays the Investment Manager an annual investment management fee. With respect to each of the Global Equity Shareholder Yield Fund, Global All Cap Fund and the U.S. Small-Mid Cap Equity Fund, such annual investment management fee is equal to 0.80% of average daily net assets; with respect to the Global Low Volatility Equity Fund such annual investment management fee is equal to 0.70% of average daily net assets; with respect to each of the U.S. Equity Shareholder Yield Fund and the U.S. Large Cap Core Equity Fund such annual investment management fee is equal to 0.65% of average daily net assets; with respect to each of the High Yield Bond Fund and the Target Return Fund such annual investment management fee is equal to 0.55% of average daily net assets; with respect to the Core Bond Fund such annual investment management fee is equal to 0.40% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25% of average daily net assets. The 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio do not pay any investment management fee to the Investment Manager for its services.

The Investment Manager has contractually agreed to waive all fees and pay or reimburse all fees and expenses of each of the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio indefinitely, except acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2014 (unaudited)

The Investment Manager has contractually agreed to limit the total operating expenses of each of the Core Bond Fund, the High Yield Bond Fund, the U.S. Equity Shareholder Yield Fund, the U.S. Large Cap Core Equity Fund, the Global Equity Shareholder Yield Fund, the Global Low Volatility Equity Fund, the Global All Cap Fund, the Target Return Fund and the U.S. Small-Mid Cap Equity Fund to the expense caps set out below for each class of each Fund. This limit excludes certain expenses, including any acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.

Expense Cap
Core Bond Fund
Institutional Class	0.50%
Advisor Class	0.75%
High Yield Bond Fund
Institutional Class	0.70%
Advisor Class	0.95%
U.S. Equity Shareholder Yield Fund
Institutional Class	0.80%
Advisor Class	1.05%
U.S. Large Cap Core Equity Fund
Institutional Class	0.80%
Advisor Class	1.05%
Global Equity Shareholder Yield Fund
Institutional Class	1.00%
Advisor Class	1.25%
Global Low Volatility Equity Fund
Institutional Class	0.90%
Advisor Class	1.15%
Global All Cap Fund
Institutional Class	1.00%
Advisor Class	1.25%
Target Return Fund
Institutional Class	0.70%
Advisor Class	0.95%
U.S. Small-Mid Cap Equity Fund
Institutional Class	1.00%
Advisor Class	1.25%

The Investment Manager and its affiliates may also, from time to time, voluntarily waive or reimburse all or a part of each such Fund’s operating expenses.

The Investment Manager is entitled to recoup from each such Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before May 31, 2015 unless approved by the Board of Directors.

The Investment Manager from time to time may waive fees or assume certain expenses of each class of the Short-Term Bond Fund, so that the annualized ratio of total operating expenses for the Short-Term Bond Fund do not exceed 0.43% with respect to the Institutional Class, and 0.68% with respect to the Advisor Class (the “Voluntary Expense Limitation”). The Voluntary Expense Limitation may not apply to extraordinary expenses.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2014 (unaudited)

Any amount waived or paid pursuant to the Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the Short-Term Bond Fund; provided, that the Fund shall not repay any such Waived Amount to the Investment Manager if such payment shall cause the relevant Class’ total operating expenses (on an annualized basis) to exceed the expense cap applicable to such Class at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. For its services, the Administrator is entitled to receive from each Fund, with the exception of the Short-Term Bond Fund, the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio, an annual fee, payable monthly, of 0.05% of each Fund’s average daily net assets. The Administrator does not receive a separate fee for administrative services with respect to each of the Short-Term Bond Fund, the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Funds. The Administrator pays Citi’s fees for providing these services. Administration fees were waived for the period ended July 31, 2014.

A Distribution and Services Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Advisor Class of each of the Funds (other than the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio) to pay from its assets distribution fees at a rate not to exceed 0.25% of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to one or more principal underwriters, broker-dealers, other financial intermediaries, financial institutions (which may include banks), and others that enter into distribution, underwriting, sub-distribution, selling or service agreements complying with Rule 12b-1 that have been approved by the Board of Directors. Distribution fees were voluntarily waived for the period ended July 31, 2014.

All fees are earned, waived and reimbursed at the class level of each Fund, with the exception of Investment Management and Administration fees which are earned, waived and reimbursed at the fund level of each Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2014 (unaudited)

As of July 31, 2014, fees which were previously waived and expenses reimbursed by the Investment Manager which may be subject to possible future reimbursement to the Investment Manager were as follows:

	Potential Amount of Recovery	Expiration
Short-Term Bond Fund	$91,742	10/31/14
	73,067	10/31/15
	20,748	1/31/16
	55,567	1/31/17
Core Bond Fund	164,181	1/31/16
	94,613	1/31/17
High Yield Bond Fund	153,290	1/31/16
	85,517	1/31/17
U.S. Equity Shareholder Yield Fund	130,173	1/31/16
	77,630	1/31/17
U.S. Large Cap Core Equity Fund	135,788	1/31/16
	80,988	1/31/17
Global Equity Shareholder Yield Fund	159,593	1/31/16
	91,537	1/31/17
Global Low Volatility Equity Fund	173,092	1/31/16
	91,085	1/31/17
Global All Cap Fund	162,080	1/31/16
	86,951	1/31/17
Target Return Fund	140,638	1/31/16
	80,822	1/31/17
U.S. Small-Mid Cap Equity Fund	109,693	1/31/16
	74,390	1/31/17

Epoch Investment Partners, Inc., serves as investment sub-adviser to each of the U.S. Equity Shareholder Yield Fund, the U.S. Large Cap Core Equity Fund, the Global Equity Shareholder Yield Fund, the Global All Cap Fund and the U.S. Small-Mid Cap Equity Fund. Sub-adviser fees are paid by the Investment Manager, not the Funds.

Note 4 — Directors’ Fees

Prior to April 1, 2014, each Director who was not an “interested person” as defined in the Act, who served on the Board of Directors of the Company received, in the aggregate:

1.	a base annual retainer of $45,000, payable quarterly;
2.	a meeting fee of $5,000 for each meeting attended in person;
3.	a meeting fee of $2,500 for each meeting attended by telephone;
4.	for committee meetings, other than audit committee meetings, taking place on days when there was no meeting of the full Board, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	for audit committee meetings taking place on days when there was no meeting of the full Board, an audit committee meeting fee of $2,500 for each such meeting attended;

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2014 (unaudited)

7.	retainer for the Chairman was $10,000 annually, payable quarterly; and
8.	retainer for Audit Committee Chair was $5,000 annually, payable quarterly.

As of April 1, 2014, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $65,000, payable quarterly;
2.	a meeting fee of $6,000 for each meeting attended in person;
3.	a meeting fee of $3,500 for each meeting attended by telephone;
4.	for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board, a committee meeting fee of $3,500 for each such meeting attended;
5.	a meeting fee of $6,000 for each special meeting attended in person;
6.	for audit committee meetings taking place on days when there is no meeting of the full Board, an audit committee meeting fee of $3,500 for each such meeting attended;
7.	retainer for the Chairman is $20,000 annually, payable quarterly; and
8.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Meeting fees are paid after services are rendered. The retainer fees are paid pro-rata on a quarterly basis.

Directors’ fees are allocated among the series of the Company.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments, for the period ended July 31, 2014 were as follows:

	Short-Term Bond Fund	Core Bond Fund	High Yield Bond Fund	1- to 5-Year Corporate Bond Portfolio
Purchases
U.S. Government	$32,974,644	$3,292,051	$—	$291,445
Other	18,233,489	1,695,339	1,312,138	3,887,934
Sales and Maturities
U.S. Government	$25,264,983	$1,901,090	$—	$152,298
Other	18,798,568	792,726	1,276,560	2,268,309

	5- to 10-Year Corporate Bond Portfolio	U.S. Equity Shareholder Yield Fund	U.S. Large Cap Core Equity Fund	Global Equity Shareholder Yield Fund
Purchases
U.S. Government	$353,627	$—	$—	$—
Other	2,425,505	898,870	817,845	2,122,335
Sales and Maturities
U.S. Government	$123,861	$—	$—	$—
Other	1,985,249	305,901	1,192,098	463,130

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2014 (unaudited)

	Global Low Volatility Equity Fund	Global All Cap Fund	Target Return Fund	U.S. Small-Mid Cap Equity Fund
Purchases
U.S. Government	$—	$—	$33,657	$—
Other	918,829	9,770,172	1,550,582	2,038,477
Sales and Maturities
U.S. Government	$—	$—	$—	$—
Other	598,379	6,602,342	594,927	805,222

Note 6 — Federal Income Taxes

It is each Fund’s policy to comply, or, in the case of the Short-Term Bond Fund, to continue to comply, with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2014 (unaudited)

The tax character of distributions declared to shareholders for the periods ended January 31, 2014, for each Fund, and for the year ended October 31, 2013 for the Short-Term Bond Fund, were as follows:

		Ordinary Income	Long-Term Capital Gain	Totals
Short-Term Bond Fund	2014	$140,396	$—	$140,396
	2013	688,608	72,138	760,746
Core Bond Fund	2014	152,317	—	152,317
High Yield Bond Fund	2014	408,928	—	408,928
1- to 5-Year Corporate Bond Portfolio	2014	37,415	—	37,415
5- to 10-Year Corporate Bond Portfolio	2014	91,856	—	91,856
U.S. Equity Shareholder Yield Fund	2014	109,988	—	109,988
U.S. Large Cap Core Equity Fund	2014	65,770	—	65,770
Global Equity Shareholder Yield Fund	2014	169,095	—	169,095
Global Low Volatility Equity Fund	2014	229,365	—	229,365
Global All Cap Fund	2014	204,993	—	204,993
Target Return Fund	2014	39,653	—	39,653
U.S. Small-Mid Cap Equity Fund	2014	48,188	—	48,188

As of January 31, 2014, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Qualified Late-Year Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Short-Term Bond Fund	$49,146	$—	$(118,615)	$(9,284)	$631,570	$(49,147)	$503,670
Core Bond Fund	14,134	—	(68,063)	(29,539)	(91,091)	(14,071)	(188,630)
High Yield Bond Fund	41,057	—	(27,595)	(13,982)	17,488	(46,231)	(29,263)
1- to 5-Year Corporate Bond Portfolio	23,422	2,209	—	—	30,956	(4,666)	51,921
5- to 10-Year Corporate Bond Portfolio	39,813	6,518	—	—	76,628	(9,884)	113,075
U.S. Equity Shareholder Yield Fund	48,322	—	—	—	601,144	—	649,466
U.S. Large Cap Core Equity Fund	1,508	—	—	(5,303)	833,065	—	829,270
Global Equity Shareholder Yield Fund	44,061	—	—	—	433,395	—	477,456
Global Low Volatility Equity Fund	136,523	—	—	—	(72,750)	(22,636)	41,137
Global All Cap Fund	203,277	—	—	—	1,332,464	(1,076)	1,534,665
Target Return Fund	4,068	—	(12,134)	(4,287)	(29,052)	—	(41,405)
U.S. Small-Mid Cap Equity Fund	72,756	—	—	—	467,201	—	539,957

Qualified late-year losses comprised of post-October capital losses incurred after October 31, 2013, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2013 and specified losses incurred after October 31, 2013. These losses are deemed to arise on the first day of the Fund’s next taxable year. For the

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2014 (unaudited)

period ended January 31, 2014, all the above listed qualified late-year losses are post-October capital losses, which the Funds intend to defer to February 1, 2014 for federal tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss
Short-Term Bond Fund	$118,615
Core Bond Fund	68,063
High Yield Bond Fund	27,595
Target Return Fund	12,134

During the period ended January 31, 2014, the Short-Term Bond Fund utilized $135 of prior year capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at July 31, 2014, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Short-Term Bond Fund	$73,142,651	$520,781	$(55,932)	$464,849
Core Bond Fund	13,326,011	137,571	(49,364)	88,207
High Yield Bond Fund	10,306,033	132,383	(107,867)	24,516
1- to 5-Year Corporate Bond Portfolio	7,630,503	21,213	(11,111)	10,102
5- to 10-Year Corporate Bond Portfolio	5,874,955	101,139	(9,723)	91,416
U.S. Equity Shareholder Yield Fund	5,601,057	998,122	(70,452)	927,670
U.S. Large Cap Core Equity Fund	5,595,995	1,208,995	(24,503)	1,184,492
Global Equity Shareholder Yield Fund	7,240,193	789,255	(117,326)	671,929
Global Low Volatility Equity Fund	10,957,675	986,070	(296,102)	689,968
Global All Cap Fund	13,697,678	1,352,605	(148,249)	1,204,356
Target Return Fund	4,639,372	127,100	(47,021)	80,079
U.S. Small-Mid Cap Equity Fund	6,921,514	616,701	(191,360)	425,341

Note 7 — Fund Investment Risks

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to changes in market conditions (income risk), interest rate changes and other factors (interest rate risk), the failure of the issuer of a security (e.g., a fixed income investment such as a bond or derivative involving a counterparty) to meet all its obligations (credit risk), or fluctuation in the stock markets in response to adverse economic, industry, political or regulatory developments (stock market risk). The impact of these risks will vary to the extent a Fund invests significantly in the types of instruments affected (e.g., equities or fixed income instruments).

Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2014 (unaudited)

interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 58.0%
CONSUMER DISCRETIONARY — 8.4%
Comcast
5.90%, 3/15/16	$400,000	$433,206
5.85%, 11/15/15	450,000	480,333
5.70%, 5/15/18	250,000	286,171
Daimler Finance North America LLC
1.38%, 8/1/17 (A)	425,000	423,896
1.25%, 1/11/16 (A)	740,000	745,531
Discovery Communications LLC
3.70%, 6/1/15	740,000	759,600
Ford Motor Credit LLC
1.72%, 12/6/17	900,000	896,799
1.70%, 5/9/16	1,380,000	1,394,807
1.50%, 1/17/17	750,000	751,363
		6,171,706
CONSUMER STAPLES — 1.3%
Coca-Cola
1.80%, 9/1/16	670,000	684,323
SABMiller Holdings
2.45%, 1/15/17 (A)	290,000	297,798
		982,121
ENERGY — 5.8%
Enterprise Products Operating
6.30%, 9/15/17	625,000	716,891
Enterprise Products Operating LLC
1.25%, 8/13/15	630,000	633,159
Kinder Morgan Energy Partners
5.13%, 11/15/14	1,248,000	1,263,875
3.50%, 3/1/16	250,000	259,412
Occidental Petroleum
2.50%, 2/1/16	273,000	280,417
Shell International Finance
0.90%, 11/15/16	300,000	300,823
TransCanada PipeLines
3.40%, 6/1/15	745,000	762,770
		4,217,347
FINANCIALS — 31.9%
AvalonBay Communities MTN
5.75%, 9/15/16‡	95,000	104,427
Bank of America
3.88%, 3/22/17	845,000	896,582
1.13%, 11/14/16	1,150,000	1,149,914
0.49%, 10/14/16 (B)	550,000	547,759

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Bank of Montreal MTN
0.80%, 11/6/15	$1,774,000	$1,781,119
Bank of New York Mellon
0.70%, 10/23/15	200,000	200,275
Bank of Nova Scotia
2.15%, 8/3/16 (A)	1,530,000	1,570,606
BB&T MTN
2.25%, 2/1/19	700,000	703,475
Berkshire Hathaway
0.80%, 2/11/16	580,000	582,027
Citigroup
1.70%, 7/25/16	600,000	606,673
1.30%, 4/1/16	950,000	954,693
Commonwealth Bank of Australia NY
2.25%, 3/13/19	250,000	250,689
ERP Operating
5.13%, 3/15/16‡	1,000,000	1,068,547
General Electric Capital MTN
1.63%, 7/2/15	90,000	91,061
1.60%, 11/20/17	750,000	752,776
1.00%, 1/8/16	950,000	954,732
JPMorgan Chase
6.00%, 10/1/17	350,000	395,070
3.40%, 6/24/15	355,000	364,041
3.15%, 7/5/16	1,020,000	1,061,758
2.35%, 1/28/19	225,000	226,178
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	310,000	312,464
1.70%, 6/29/15 (A)	450,000	455,260
1.50%, 1/10/18 (A)	315,000	312,351
National Australia Bank MTN
2.75%, 3/9/17	500,000	519,551
PNC Bank
1.13%, 1/27/17	850,000	849,603
0.80%, 1/28/16	270,000	270,701
Royal Bank of Canada MTN
2.15%, 3/15/19	250,000	250,691
1.45%, 9/9/16	750,000	758,722
Simon Property Group
4.20%, 2/1/15‡	683,000	689,111
2.20%, 2/1/19‡	250,000	251,249
1.50%, 2/1/18‡ (A)	220,000	218,290
US Bank
1.10%, 1/30/17	1,000,000	1,000,377
Ventas Realty
3.13%, 11/30/15‡	550,000	566,539
Wells Fargo
6.00%, 11/15/17	200,000	227,889
1.50%, 7/1/15	1,644,000	1,661,200

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
Wells Fargo MTN
1.25%, 7/20/16	$250,000	$252,117
0.86%, 4/23/18 (B)	300,000	302,669
Westpac Banking
2.45%, 11/28/16 (A)	220,000	227,349
		23,388,535
HEALTH CARE — 1.1%
Amgen
1.25%, 5/22/17	800,000	797,062
INDUSTRIALS — 2.1%
Cooper U.S.
5.45%, 4/1/15	600,000	620,502
Eaton
1.50%, 11/2/17	100,000	99,766
General Electric
5.25%, 12/6/17	500,000	561,055
Norfolk Southern
5.75%, 1/15/16	250,000	267,442
		1,548,765
INFORMATION TECHNOLOGY — 0.7%
Apple
1.05%, 5/5/17	225,000	224,731
Cisco Systems
2.13%, 3/1/19	300,000	300,759
		525,490
TELECOMMUNICATION SERVICES — 4.8%
AT&T
1.40%, 12/1/17	225,000	223,807
0.80%, 12/1/15	1,210,000	1,211,935
Rogers Communications
7.50%, 3/15/15	439,000	457,676
Verizon Communications
2.50%, 9/15/16	790,000	815,391
2.00%, 11/1/16	825,000	841,496
		3,550,305
UTILITIES — 1.9%
Consolidated Edison of New York
5.30%, 12/1/16	560,000	614,611
Duke Energy Carolinas LLC
1.75%, 12/15/16	529,000	539,627
PacifiCorp
5.50%, 1/15/19	180,000	205,168
		1,359,406
TOTAL CORPORATE OBLIGATIONS		42,540,737

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 23.7%
U.S. Treasury Inflation-Protected Security
0.13%, 4/15/17	$942,669	$967,267
U.S. Treasury Notes
1.75%, 5/31/16	2,600,000	2,660,733
1.38%, 11/30/15	5,800,000	5,886,548
1.00%, 10/31/16	6,110,000	6,152,483
0.88%, 7/15/17	750,000	747,187
0.63%, 7/15/16	1,000,000	1,001,758
TOTAL U.S. TREASURY OBLIGATIONS		17,415,976
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 11.2%
FANNIE MAE (C) — 5.2%
12.00%, 8/1/16 to 3/1/17	2,973	2,985
10.00%, 2/1/25	5,400	5,885
9.50%, 8/1/22	3,380	3,668
8.50%, 9/1/15	10,405	10,490
8.00%, 5/1/15 to 1/1/16	29,443	29,969
7.50%, 3/1/15 to 3/1/31	78,782	81,912
7.00%, 11/1/14 to 7/1/31	81,571	84,425
6.50%, 12/1/14 to 11/1/37	1,024,940	1,119,853
6.00%, 5/1/16 to 5/1/38	1,198,184	1,316,169
5.50%, 6/1/18 to 6/1/24	679,794	725,692
5.00%, 3/1/23	14,848	16,101
4.50%, 5/1/18 to 1/1/19	251,889	265,853
4.00%, 5/1/23	130,830	139,583
2.35%, 1/1/16 (B)	5,126	5,125
		3,807,710
FREDDIE MAC (C) — 3.2%
12.00%, 7/1/20	558	561
9.00%, 6/1/16 to 7/1/30	7,628	8,888
8.00%, 5/1/15 to 2/1/17	10,285	10,594
7.00%, 12/1/14 to 7/1/17	98,433	102,730
6.50%, 8/1/14 to 2/1/19	22,217	23,237
6.00%, 11/1/17 to 8/1/24	233,413	249,120
5.50%, 12/1/17 to 2/1/37	1,215,500	1,316,808
5.00%, 10/1/23	42,357	44,709
4.50%, 4/1/21 to 1/1/25	48,730	52,145
3.00%, 9/1/21	530,437	550,007
		2,358,799
GINNIE MAE — 2.8%
7.00%, 12/15/23 to 12/15/38	443,799	491,864
6.50%, 10/15/14 to 7/15/29	43,085	46,365
6.00%, 12/15/16 to 2/15/32	437,824	466,349

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (continued)
5.50%, 10/15/23	$602,940	$640,245
4.50%, 11/15/23 to 7/15/24	272,028	288,625
4.00%, 3/15/19	93,768	99,430
		2,032,878
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		8,199,387
REGIONAL GOVERNMENT OBLIGATION — 1.8%
Province of Nova Scotia Canada
2.38%, 7/21/15	1,270,000	1,295,057
TOTAL REGIONAL GOVERNMENT OBLIGATION		1,295,057
MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	120,343
TOTAL MUNICIPAL OBLIGATION		120,343
REPURCHASE AGREEMENT — 5.5%
Counterparty: Bank of Nova Scotia 0.08% dated 7/31/14, due 8/1/14 in the amount of $4,036,009, fully collateralized by a $4,119,000 U.S. Treasury obligation, coupon 0.00%, maturity 1/28/15, value $4,117,229	4,036,000	4,036,000
TOTAL REPURCHASE AGREEMENT		4,036,000
TOTAL INVESTMENTS (Cost $73,142,651) — 100.4%		73,607,500
OTHER ASSETS AND LIABILITIES, NET — (0.4)%		(282,579)
NET ASSETS — 100.0%		$73,324,921

‡	Real Estate Investment Trust.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, these securities amounted to $4,563,545 or 6.22% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on July 31, 2014. Date shown represents the final maturity date.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 41.9%
CONSUMER DISCRETIONARY — 5.2%
Comcast
5.90%, 3/15/16	$85,000	$92,056
5.70%, 5/15/18	50,000	57,234
2.85%, 1/15/23	55,000	54,041
Daimler Finance North America LLC
1.38%, 8/1/17 (A)	50,000	49,870
Discovery Communications
5.05%, 6/1/20	25,000	27,879
3.25%, 4/1/23	30,000	29,102
Ford Motor Credit LLC
4.38%, 8/6/23	40,000	42,378
2.38%, 1/16/18	75,000	76,141
1.72%, 12/6/17	100,000	99,644
1.50%, 1/17/17	85,000	85,155
Time Warner
3.55%, 6/1/24	25,000	24,620
Toyota Motor Credit MTN
1.75%, 5/22/17	50,000	50,623
		688,743
CONSUMER STAPLES — 3.0%
Anheuser-Busch InBev Worldwide
1.38%, 7/15/17	50,000	50,145
Coca-Cola
1.80%, 9/1/16	75,000	76,604
CVS Caremark
5.75%, 6/1/17	80,000	89,680
2.75%, 12/1/22	35,000	33,692
Diageo Capital PLC
1.50%, 5/11/17	75,000	75,581
PepsiCo
1.25%, 8/13/17	50,000	50,001
SABMiller Holdings
3.75%, 1/15/22 (A)	25,000	25,894
		401,597
ENERGY — 5.0%
Canadian Natural Resources
4.90%, 12/1/14	25,000	25,366
3.80%, 4/15/24	100,000	102,146
ConocoPhillips
4.60%, 1/15/15	100,000	101,854
Enbridge
4.00%, 10/1/23	25,000	25,919
Enterprise Products Operating
6.30%, 9/15/17	25,000	28,676
3.35%, 3/15/23	40,000	39,744

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Exxon Mobil
3.18%, 3/15/24	$50,000	$50,935
Kinder Morgan Energy Partners
3.50%, 3/1/16	110,000	114,141
Occidental Petroleum
1.75%, 2/15/17	120,000	121,957
Phillips 66
2.95%, 5/1/17	50,000	52,151
		662,889
FINANCIALS — 22.1%
Australia & New Zealand Banking Group
0.90%, 2/12/16	100,000	100,410
AvalonBay Communities
2.95%, 9/15/22‡	25,000	24,423
AvalonBay Communities MTN
2.85%, 3/15/23‡	25,000	24,024
Bank of America
4.10%, 7/24/23	55,000	56,429
2.00%, 1/11/18	200,000	200,220
1.13%, 11/14/16	30,000	29,998
Bank of America MTN
3.30%, 1/11/23	100,000	97,719
Bank of Montreal MTN
1.40%, 9/11/17	50,000	49,888
Bank of New York Mellon MTN
2.10%, 1/15/19	75,000	74,963
Bank of Nova Scotia
4.38%, 1/13/21	45,000	49,578
BB&T MTN
2.25%, 2/1/19	30,000	30,149
1.60%, 8/15/17	40,000	40,191
Branch Banking & Trust
1.45%, 10/3/16	25,000	25,254
Caterpillar Financial Services MTN
2.05%, 8/1/16	110,000	112,745
CDP Financial
4.40%, 11/25/19 (A)	30,000	33,103
Citigroup
3.75%, 6/16/24	100,000	99,539
Commonwealth Bank of Australia NY
2.25%, 3/13/19	50,000	50,138
Commonwealth Bank of Australia NY MTN
1.25%, 9/18/15	100,000	100,793

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
ERP Operating
5.13%, 3/15/16‡	$60,000	$64,113
4.63%, 12/15/21‡	40,000	43,957
General Electric Capital
2.10%, 12/11/19	25,000	24,883
General Electric Capital MTN
5.50%, 1/8/20	25,000	28,780
3.15%, 9/7/22	25,000	24,962
1.60%, 11/20/17	180,000	180,666
John Deere Capital
1.70%, 1/15/20	25,000	24,366
JPMorgan Chase
4.95%, 3/25/20	25,000	27,817
3.20%, 1/25/23	65,000	63,904
3.15%, 7/5/16	70,000	72,866
1.80%, 1/25/18	90,000	89,954
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	30,000	30,238
1.70%, 6/29/15 (A)	100,000	101,169
1.50%, 1/10/18 (A)	25,000	24,790
Northern Trust
2.38%, 8/2/22	25,000	24,003
PNC Funding
3.30%, 3/8/22	35,000	35,606
2.70%, 9/19/16	70,000	72,485
Royal Bank of Canada MTN
2.15%, 3/15/19	25,000	25,069
1.45%, 9/9/16	75,000	75,872
Simon Property Group
1.50%, 2/1/18‡ (A)	75,000	74,417
US Bancorp MTN
3.70%, 1/30/24	25,000	25,791
1.95%, 11/15/18	15,000	14,996
1.65%, 5/15/17	50,000	50,549
Ventas Realty
3.13%, 11/30/15‡	100,000	103,007
Wells Fargo
6.00%, 11/15/17	25,000	28,486
1.50%, 1/16/18	115,000	114,468
Wells Fargo MTN
4.60%, 4/1/21	25,000	27,641
3.50%, 3/8/22	80,000	82,498
1.25%, 7/20/16	30,000	30,254
0.86%, 4/23/18 (B)	50,000	50,445
Westpac Banking
0.95%, 1/12/16	100,000	100,488
		2,938,104

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
HEALTH CARE — 0.4%
Amgen
1.25%, 5/22/17	$50,000	$49,816
INDUSTRIALS — 1.9%
Burlington Northern Santa Fe
5.75%, 3/15/18	80,000	91,009
Eaton
1.50%, 11/2/17	50,000	49,883
Norfolk Southern
3.85%, 1/15/24	25,000	25,890
Raytheon
3.13%, 10/15/20	30,000	30,832
Union Pacific
4.16%, 7/15/22	55,000	59,638
		257,252
INFORMATION TECHNOLOGY — 1.1%
Apple
2.85%, 5/6/21	80,000	80,300
Oracle
1.20%, 10/15/17	60,000	59,656
		139,956
TELECOMMUNICATION SERVICES — 2.3%
AT&T
1.40%, 12/1/17	125,000	124,338
Verizon Communications
5.15%, 9/15/23	15,000	16,600
3.65%, 9/14/18	30,000	31,983
2.50%, 9/15/16	135,000	139,339
		312,260
UTILITIES — 0.9%
PacifiCorp
5.50%, 1/15/19	100,000	113,982
TOTAL CORPORATE OBLIGATIONS		5,564,599
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 19.0%
FANNIE MAE (C) — 10.1%
6.00%, 10/1/38	101,564	114,307
5.50%, 2/1/38	95,489	105,725
4.50%, 4/1/41 to 10/1/41	341,339	368,504
4.00%, 2/1/26 to 12/1/40	570,869	602,404
2.50%, 3/1/26	145,778	146,863
		1,337,803
FREDDIE MAC (C) — 6.9%
5.00%, 8/1/35	376,797	415,350
4.00%, 6/1/25	196,880	210,112
3.50%, 1/1/41	282,548	287,678
		913,140

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (continued)
GINNIE MAE — 2.0%
5.50%, 4/15/35	$136,375	$151,451
4.50%, 10/15/40	111,439	121,164
		272,615
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		2,523,558
U.S. TREASURY OBLIGATIONS — 17.0%
U.S. Treasury Bonds
5.00%, 5/15/37	195,000	253,744
4.50%, 5/15/38	194,000	236,528
3.38%, 5/15/44	90,000	91,083
2.75%, 11/15/42	370,000	331,901
U.S. Treasury Inflation-Protected Security
0.13%, 4/15/17	91,125	93,502
U.S. Treasury Notes
2.75%, 2/15/24	135,000	137,531
1.75%, 5/31/16	565,000	578,198
1.63%, 11/15/22	50,000	47,051
1.00%, 6/30/19	175,000	168,670
0.88%, 12/31/16 to 7/15/17	322,000	322,337
TOTAL U.S. TREASURY OBLIGATIONS		2,260,545
U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
FANNIE MAE (C) — 7.6%
6.63%, 11/15/30	307,000	440,148
4.50%, 4/1/41	118,154	128,154
3.00%, 9/1/42 to 2/1/43	448,561	441,172
		1,009,474
FREDDIE MAC (C) — 3.4%
6.25%, 7/15/32	280,000	386,182
2.38%, 1/13/22	65,000	64,542
		450,724
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,460,198
REGISTERED INVESTMENT COMPANIES — 6.8%
iShares 10+ Year Credit Bond Fund ETF	1,683	101,316
iShares Barclays Credit Bond ETF	1,347	149,625
iShares Barclays Intermediate ETF	1,155	126,646
iShares iBoxx $ Investment Grade Corporate Bond Fund ETF	1,728	204,854
iShares MBS ETF	2,905	312,491
TOTAL REGISTERED INVESTMENT COMPANIES		894,932

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATION — 0.3%
Province of Quebec Canada
7.50%, 9/15/29	$30,000	$42,386
TOTAL REGIONAL GOVERNMENT OBLIGATION		42,386
REPURCHASE AGREEMENT — 5.0%
Counterparty: Bank of Nova Scotia 0.08% dated 7/31/14, due 8/1/14 in the amount of $668,001, fully collateralized by a $682,000 U.S. Treasury obligation, coupon 0.00%, maturity 1/28/15, value $681,707	668,000	668,000
TOTAL REPURCHASE AGREEMENT		668,000
TOTAL INVESTMENTS (Cost $13,326,011) — 101.0%		13,414,218
OTHER ASSETS AND LIABILITIES, NET — (1.0)%		(137,922)
NET ASSETS — 100.0%		$13,276,296
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, these securities amounted to $339,481 or 2.56% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on July 31, 2014. Date shown represents the final maturity date.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MBS — Mortgage Backed Security

MTN — Medium Term Note

PLC — Public Limited Company

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2014 (unaudited)

The following is a list of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$5,564,599	$—	$5,564,599
U.S. Government Mortgage Backed Obligations	—	2,523,558	—	2,523,558
U.S. Treasury Obligations	—	2,260,545	—	2,260,545
U.S. Government Agency Obligations	—	1,460,198	—	1,460,198
Registered Investment Companies	894,932	—	—	894,932
Regional Government Obligation	—	42,386	—	42,386
Repurchase Agreement	—	668,000	—	668,000
Total Investments in Securities	$894,932	$12,519,286	$—	$13,414,218

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 94.2%
CONSUMER DISCRETIONARY — 28.1%
American Greetings
7.38%, 12/1/21	$120,000	$126,000
Ameristar Casinos
7.50%, 4/15/21	80,000	84,600
Burlington Coat Factory Warehouse
10.00%, 2/15/19	120,000	131,776
CCO Holdings LLC
7.38%, 6/1/20	250,000	266,875
Chrysler Group
8.00%, 6/15/19	180,000	191,700
Dana Holding
6.50%, 2/15/19	120,000	124,350
DISH DBS
7.75%, 5/31/15	120,000	125,700
4.63%, 7/15/17	100,000	104,000
Gannett
7.13%, 9/1/18	80,000	83,100
Goodyear Tire & Rubber
7.00%, 5/15/22	120,000	130,200
Jarden
7.50%, 5/1/17	210,000	234,150
JC Penney
7.65%, 8/15/16	80,000	80,000
L Brands
8.50%, 6/15/19	160,000	192,800
Lear
4.75%, 1/15/23	200,000	196,875
Levi Strauss
6.88%, 5/1/22	80,000	86,000
New York Times
5.00%, 3/15/15	80,000	81,600
Numericable Group
6.00%, 5/15/22 (A)	100,000	100,500
PVH
4.50%, 12/15/22	67,000	64,822
Sears Holdings
6.63%, 10/15/18	10,000	9,038
Shea Homes
8.63%, 5/15/19	100,000	106,250
Shearers Foods
9.00%, 11/1/19 (A)	100,000	109,250
Sinclair Televison Group
5.38%, 4/1/21	120,000	120,150
Sirius XM Radio
5.25%, 8/15/22 (A)	40,000	41,800
4.63%, 5/15/23 (A)	100,000	93,000
WMG Acquisition
6.00%, 1/15/21 (A)	114,000	116,565

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Wynn Las Vegas
7.75%, 8/15/20	$80,000	$86,200
		3,087,301
CONSUMER STAPLES — 8.0%
Constellation Brands
7.25%, 5/15/17	120,000	135,000
3.75%, 5/1/21	150,000	146,250
HJ Heinz Co.
4.25%, 10/15/20	200,000	198,750
JBS Investments GmbH
7.75%, 10/28/20 (A)	150,000	160,875
Pilgrim’s Pride
7.88%, 12/15/18	40,000	42,000
Reynolds Group Issuer
6.88%, 2/15/21	100,000	105,375
Spectrum Brands
6.38%, 11/15/20	80,000	84,200
		872,450
ENERGY — 4.4%
MEG Energy
6.50%, 3/15/21 (A)	77,000	79,118
Peabody Energy
6.50%, 9/15/20	50,000	47,875
6.25%, 11/15/21	80,000	75,800
6.00%, 11/15/18	180,000	179,550
Precision Drilling
6.50%, 12/15/21	100,000	106,250
		488,593
FINANCIALS — 5.4%
Ally Financial
7.50%, 9/15/20	100,000	115,250
6.25%, 12/1/17	80,000	86,800
CBRE Services
5.00%, 3/15/23	100,000	99,500
CIT Group
5.00%, 5/15/17	120,000	126,150
Neuberger Berman Group
5.63%, 3/15/20 (A)	160,000	167,600
		595,300
HEALTH CARE — 7.8%
CHS
5.13%, 8/15/18	100,000	102,500
Endo Health Solutions
7.00%, 7/15/19	168,000	176,190
HCA
6.50%, 2/15/20	200,000	217,250
Hologic
6.25%, 8/1/20	150,000	156,375

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
HEALTH CARE (continued)
Kinetic Concepts
10.50%, 11/1/18	$180,000	$199,350
		851,665
INDUSTRIALS — 15.0%
Bombardier
7.50%, 3/15/18 (A)	80,000	87,400
Case New Holland
7.88%, 12/1/17	80,000	91,300
CHC Helicopter
9.25%, 10/15/20	72,000	77,234
Hertz
6.75%, 4/15/19	80,000	83,600
International Lease Finance
8.75%, 3/15/17	200,000	227,000
8.63%, 9/15/15	20,000	21,345
5.88%, 8/15/22	50,000	53,375
Iron Mountain
8.38%, 8/15/21	66,000	68,475
6.00%, 8/15/23	100,000	104,250
Manitowoc
8.50%, 11/1/20	80,000	87,600
Masonite International
8.25%, 4/15/21 (A)	80,000	85,600
Navistar International
8.25%, 11/1/21	80,000	82,600
RR Donnelley & Sons
7.88%, 3/15/21	100,000	113,000
6.50%, 11/15/23	50,000	51,375
Schaeffler Finance
7.75%, 2/15/17 (A)	120,000	133,800
Spirit Aerosystems
6.75%, 12/15/20	100,000	106,500
Terex
6.50%, 4/1/20	80,000	85,000
United Rentals North America
5.75%, 7/15/18	80,000	83,640
		1,643,094
INFORMATION TECHNOLOGY — 5.5%
Advanced Micro Devices
7.75%, 8/1/20	40,000	41,200
Denali Borrower LLC
5.63%, 10/15/20 (A)	100,000	103,000
IAC/InterActive
4.75%, 12/15/22	250,000	240,000
Jabil Circuit
5.63%, 12/15/20	160,000	172,800
SunGard Data Systems
7.38%, 11/15/18	40,000	41,775
		598,775

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MATERIALS — 10.9%
AK Steel
7.63%, 5/15/20	$120,000	$122,700
Aleris International
7.63%, 2/15/18	80,000	82,000
Ashland
4.75%, 8/15/22	40,000	38,700
Domtar
10.75%, 6/1/17	80,000	98,726
First Quantum Minerals
7.00%, 2/15/21 (A)	69,000	71,070
6.75%, 2/15/20 (A)	69,000	70,380
FMG Resources August 2006 PTY
6.88%, 2/1/18 (A)	180,000	186,750
HudBay Minerals
9.50%, 10/1/20	40,000	44,000
NOVA Chemicals
8.63%, 11/1/19	120,000	126,000
Resolute Forest Products
5.88%, 5/15/23	100,000	95,000
Steel Dynamics
7.63%, 3/15/20	100,000	106,000
Tembec Industries
11.25%, 12/15/18	40,000	42,900
United States Steel
7.38%, 4/1/20	100,000	109,750
		1,193,976
TELECOMMUNICATION SERVICES — 6.6%
CenturyLink
6.45%, 6/15/21	80,000	86,000
Cincinnati Bell
8.38%, 10/15/20	80,000	86,800
Intelsat Jackson Holdings
7.25%, 10/15/20	80,000	84,400
MetroPCS Wireless
6.63%, 11/15/20	120,000	126,000
Sprint Capital
6.90%, 5/1/19	50,000	53,500
Sprint Nextel
6.00%, 12/1/16	120,000	129,600
T-Mobile USA
6.73%, 4/28/22	50,000	52,375
6.25%, 4/1/21	100,000	104,500
		723,175
UTILITIES — 2.5%
AES
8.00%, 10/15/17	2,000	2,295
Calpine
7.88%, 1/15/23 (A)	130,000	140,725

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
UTILITIES (continued)
NRG Energy
7.63%, 1/15/18	$120,000	$133,200
		276,220
TOTAL CORPORATE OBLIGATIONS		10,330,549
TOTAL INVESTMENTS (Cost $10,306,033) — 94.2%		10,330,549
OTHER ASSETS AND LIABILITIES, NET — 5.8%		636,573
NET ASSETS — 100.0%		$10,967,122

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, these securities amounted to $1,747,433 or 15.93% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

PTY — Proprietary

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 91.5%
CONSUMER DISCRETIONARY — 10.0%
Comcast
5.70%, 5/15/18	$35,000	$40,064
Daimler Finance North America LLC
1.38%, 8/1/17 (A)	25,000	24,935
1.25%, 1/11/16 (A)	157,000	158,174
Discovery Communications LLC
3.70%, 6/1/15	35,000	35,927
Ford Motor Credit LLC
2.38%, 1/16/18	125,000	126,902
1.50%, 1/17/17	160,000	160,291
NBCUniversal Media LLC
2.88%, 4/1/16	200,000	207,018
		753,311
CONSUMER STAPLES — 8.7%
Anheuser-Busch InBev Worldwide
0.80%, 7/15/15	170,000	170,750
Coca-Cola
1.80%, 9/1/16	135,000	137,886
CVS Caremark
5.75%, 6/1/17	70,000	78,470
1.20%, 12/5/16	200,000	201,043
Diageo Capital PLC
1.50%, 5/11/17	70,000	70,543
		658,692
ENERGY — 7.3%
ConocoPhillips
1.05%, 12/15/17	160,000	158,197
Enterprise Products Operating LLC
6.50%, 1/31/19	50,000	58,835
Kinder Morgan Energy Partners
5.95%, 2/15/18	35,000	39,627
Statoil
3.13%, 8/17/17	90,000	94,666
1.95%, 11/8/18	100,000	100,461
TransCanada PipeLines
3.40%, 6/1/15	100,000	102,385
		554,171
FINANCIALS — 41.3%
AvalonBay Communities MTN
5.75%, 9/15/16‡	135,000	148,396
Bank of America
3.88%, 3/22/17	135,000	143,241
1.13%, 11/14/16	50,000	49,996

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Bank of Montreal MTN
1.40%, 9/11/17	$100,000	$99,776
Bank of New York Mellon MTN
2.10%, 1/15/19	70,000	69,966
Bank of Nova Scotia
2.90%, 3/29/16	45,000	46,615
BB&T MTN
2.25%, 2/1/19	65,000	65,323
1.60%, 8/15/17	135,000	135,643
Berkshire Hathaway
0.80%, 2/11/16	135,000	135,472
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	135,000	134,486
CDP Financial
4.40%, 11/25/19 (A)	35,000	38,620
Citigroup
4.45%, 1/10/17	195,000	209,093
2.50%, 9/26/18	50,000	50,557
Commonwealth Bank of Australia NY
2.25%, 3/13/19	70,000	70,193
ERP Operating
5.13%, 3/15/16‡	75,000	80,141
General Electric Capital
1.00%, 12/11/15	190,000	191,512
General Electric Capital MTN
1.60%, 11/20/17	60,000	60,222
John Deere Capital
0.70%, 9/4/15	160,000	160,468
John Deere Capital MTN
2.25%, 4/17/19	65,000	65,531
JPMorgan Chase
6.00%, 10/1/17	180,000	203,179
2.35%, 1/28/19	60,000	60,314
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	40,000	40,318
1.70%, 6/29/15 (A)	50,000	50,584
1.50%, 1/10/18 (A)	95,000	94,201
PNC Bank
1.13%, 1/27/17	65,000	64,970
PNC Funding
2.70%, 9/19/16	100,000	103,550
Royal Bank of Canada MTN
2.15%, 3/15/19	85,000	85,235
Simon Property Group
2.20%, 2/1/19‡	70,000	70,350
US Bancorp MTN
1.95%, 11/15/18	70,000	69,980
1.65%, 5/15/17	70,000	70,769

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
Ventas Realty
3.13%, 11/30/15‡	$25,000	$25,752
Wells Fargo
6.00%, 11/15/17	70,000	79,761
1.50%, 1/16/18	75,000	74,653
Wells Fargo MTN
2.63%, 12/15/16	70,000	72,600
		3,121,467
HEALTH CARE — 0.9%
Amgen
1.25%, 5/22/17	70,000	69,743
INDUSTRIALS — 8.0%
Caterpillar
1.50%, 6/26/17	160,000	161,249
Eaton
1.50%, 11/2/17	70,000	69,836
General Electric
5.25%, 12/6/17	70,000	78,548
Lockheed Martin
2.13%, 9/15/16	120,000	123,211
United Technologies
1.80%, 6/1/17	170,000	173,230
		606,074
INFORMATION TECHNOLOGY — 4.0%
Apple
2.10%, 5/6/19	85,000	84,916
Cisco Systems
2.13%, 3/1/19	65,000	65,165
Oracle
2.38%, 1/15/19	150,000	152,114
		302,195
MATERIALS — 1.6%
BHP Billiton
1.63%, 2/24/17	120,000	121,873
TELECOMMUNICATION SERVICES — 6.1%
AT&T
1.40%, 12/1/17	105,000	104,443
0.80%, 12/1/15	145,000	145,232
Verizon Communications
3.65%, 9/14/18	200,000	213,223
		462,898
UTILITIES — 3.6%
Consolidated Edison of New York
5.30%, 12/1/16	135,000	148,165
Duke Energy Carolinas LLC
1.75%, 12/15/16	35,000	35,703

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
PacifiCorp
5.50%, 1/15/19	$75,000	$85,487
		269,355
TOTAL CORPORATE OBLIGATIONS		6,919,779
REGISTERED INVESTMENT COMPANY — 5.1%
Vanguard Short-Term Corporate Bond ETF	4,795	384,175
TOTAL REGISTERED INVESTMENT COMPANY		384,175
U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Notes
1.00%, 6/30/19	90,000	86,745
0.88%, 7/15/17	25,000	24,906
TOTAL U.S. TREASURY OBLIGATIONS		111,651
REPURCHASE AGREEMENT — 2.9%
Counterparty: Bank of Nova Scotia 0.08% dated 7/31/14, due 8/1/14 in the amount of $225,001, fully collateralized by a $230,000 U.S. Treasury obligation, coupon 0.00%, maturity 1/28/15, value $229,901	225,000	225,000
TOTAL REPURCHASE AGREEMENT		225,000
TOTAL INVESTMENTS (Cost $7,630,503) — 101.0%		7,640,605
OTHER ASSETS AND LIABILITIES, NET — (1.0)%		(76,565)
NET ASSETS — 100.0%		$7,564,040
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, these securities amounted to $406,832 or 5.38% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2014 (unaudited)

The following is a list of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$6,919,779	$—	$6,919,779
Registered Investment Company	384,175	—	—	384,175
U.S. Treasury Obligations	—	111,651	—	111,651
Repurchase Agreement	—	225,000	—	225,000
Total Investments in Securities	$384,175	$7,256,430	$—	$7,640,605

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 86.6%
CONSUMER DISCRETIONARY — 6.0%
Comcast
2.85%, 1/15/23	$65,000	$63,866
Discovery Communications
3.25%, 4/1/23	50,000	48,504
Ford Motor Credit LLC
5.88%, 8/2/21	160,000	186,339
NBCUniversal Media LLC
4.38%, 4/1/21	30,000	32,858
Time Warner
3.55%, 6/1/24	25,000	24,620
		356,187
CONSUMER STAPLES — 8.1%
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	135,000	154,443
Coca-Cola
2.45%, 11/1/20	105,000	105,595
CVS Caremark
2.75%, 12/1/22	65,000	62,571
2.25%, 12/5/18	85,000	85,683
SABMiller Holdings
3.75%, 1/15/22 (A)	75,000	77,682
		485,974
ENERGY — 10.2%
Canadian Natural Resources
3.80%, 4/15/24	50,000	51,073
3.45%, 11/15/21	95,000	98,239
ConocoPhillips
5.75%, 2/1/19	80,000	92,422
Enbridge
4.00%, 10/1/23	60,000	62,207
Enterprise Products Operating
3.35%, 3/15/23	25,000	24,840
Exxon Mobil
3.18%, 3/15/24	50,000	50,935
Phillips 66
4.30%, 4/1/22	75,000	79,820
Statoil
2.90%, 11/8/20	75,000	76,523
TransCanada PipeLines
2.50%, 8/1/22	75,000	71,960
		608,019
FINANCIALS — 33.6%
AvalonBay Communities
2.95%, 9/15/22‡	70,000	68,384
Bank of America
4.10%, 7/24/23	160,000	164,156

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Bank of America MTN
5.63%, 7/1/20	$65,000	$74,296
Bank of Nova Scotia
4.38%, 1/13/21	90,000	99,156
BB&T MTN
2.25%, 2/1/19	80,000	80,397
CDP Financial
4.40%, 11/25/19 (A)	25,000	27,586
Citigroup
3.75%, 6/16/24	150,000	149,309
Commonwealth Bank of Australia NY
2.25%, 3/13/19	50,000	50,138
ERP Operating
4.63%, 12/15/21‡	50,000	54,947
General Electric Capital
2.10%, 12/11/19	150,000	149,298
General Electric Capital MTN
3.15%, 9/7/22	50,000	49,925
John Deere Capital
1.70%, 1/15/20	140,000	136,450
JPMorgan Chase
4.95%, 3/25/20	50,000	55,634
3.25%, 9/23/22	115,000	114,378
Metropolitan Life Global Funding I
3.00%, 1/10/23 (A)	90,000	89,032
2.30%, 4/10/19 (A)	30,000	30,238
1.50%, 1/10/18 (A)	25,000	24,790
Northern Trust
2.38%, 8/2/22	25,000	24,003
PNC Funding
4.38%, 8/11/20	75,000	82,188
3.30%, 3/8/22	80,000	81,386
Royal Bank of Canada MTN
2.15%, 3/15/19	45,000	45,124
Simon Property Group
2.20%, 2/1/19‡	50,000	50,250
US Bancorp MTN
4.13%, 5/24/21	50,000	54,154
3.70%, 1/30/24	115,000	118,637
Wells Fargo MTN
3.50%, 3/8/22	125,000	128,904
		2,002,760
INDUSTRIALS — 11.0%
Burlington Northern Santa Fe LLC
3.05%, 9/1/22	70,000	69,326
Canadian Pacific Railway
4.50%, 1/15/22	50,000	54,844

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIALS (continued)
Caterpillar
3.90%, 5/27/21	$100,000	$107,714
Eaton
2.75%, 11/2/22	50,000	48,217
Lockheed Martin
3.35%, 9/15/21	40,000	41,367
Norfolk Southern
3.85%, 1/15/24	85,000	88,027
Raytheon
3.13%, 10/15/20	50,000	51,386
2.50%, 12/15/22	50,000	47,818
Union Pacific
4.16%, 7/15/22	65,000	70,481
United Technologies
6.13%, 2/1/19	65,000	76,223
		655,403
INFORMATION TECHNOLOGY — 4.6%
Apple
2.85%, 5/6/21	90,000	90,338
Cisco Systems
3.63%, 3/4/24	55,000	56,225
International Business Machines
1.88%, 5/15/19	75,000	74,365
Oracle
2.38%, 1/15/19	50,000	50,705
		271,633
MATERIALS — 1.1%
BHP Billiton Finance USA
3.25%, 11/21/21	65,000	66,644
TELECOMMUNICATION SERVICES — 6.3%
AT&T
3.90%, 3/11/24	50,000	51,675
3.00%, 2/15/22	70,000	69,366
Verizon Communications
5.15%, 9/15/23	110,000	121,734
4.50%, 9/15/20	125,000	136,075
		378,850
UTILITIES — 5.7%
Consolidated Edison
4.45%, 6/15/20	75,000	82,537
Duke Energy Carolinas LLC
3.90%, 6/15/21	115,000	124,291
PacifiCorp
2.95%, 2/1/22	135,000	136,122
		342,950
TOTAL CORPORATE OBLIGATIONS		5,168,420

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
REGISTERED INVESTMENT COMPANY — 5.0%
Vanguard Intermediate-Term Corporate Bond ETF	3,440	$296,253
TOTAL REGISTERED INVESTMENT COMPANY		296,253
U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Notes
2.75%, 2/15/24	$180,000	183,375
1.75%, 5/15/23	37,000	34,892
1.63%, 11/15/22	50,000	47,051
TOTAL U.S. TREASURY OBLIGATIONS		265,318
REGIONAL GOVERNMENT OBLIGATION — 1.5%
Province of Quebec Canada
3.50%, 7/29/20	85,000	90,380
TOTAL REGIONAL GOVERNMENT OBLIGATION		90,380
REPURCHASE AGREEMENT — 2.4%
Counterparty: Bank of Nova Scotia 0.08% dated 7/31/14, due 8/1/14 in the amount of $146,000, fully collateralized by a $149,000 U.S. Treasury obligation, coupon 0.00%, maturity 1/28/15, value $148,936	146,000	146,000
TOTAL REPURCHASE AGREEMENT		146,000
TOTAL INVESTMENTS (Cost $5,874,955) — 99.9%		5,966,371
OTHER ASSETS AND LIABILITIES, NET — 0.1%		3,803
NET ASSETS — 100.0%		$5,970,174
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, these securities amounted to $249,328 or 4.18% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MTN — Medium Term Note

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2014 (unaudited)

The following is a list of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$5,168,420	$—	$5,168,420
Registered Investment Company	296,253	—	—	296,253
U.S. Treasury Obligations	—	265,318	—	265,318
Regional Government Obligation	—	90,380	—	90,380
Repurchase Agreement	—	146,000	—	146,000
Total Investments in Securities	$296,253	$5,670,118	$—	$5,966,371

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 98.8%
CONSUMER DISCRETIONARY — 6.3%
Genuine Parts	728	$60,293
Home Depot	764	61,769
Mattel	2,145	75,987
McDonald's	706	66,759
Regal Entertainment Group, Cl A	2,362	45,965
Time Warner	1,234	102,447
		413,220
CONSUMER STAPLES — 16.8%
Altria Group	2,775	112,665
Campbell Soup	1,461	60,763
Coca-Cola	1,350	53,041
Coca-Cola Enterprises	1,310	59,540
Colgate-Palmolive	506	32,080
CVS Caremark	879	67,120
Hershey	471	41,519
Kimberly-Clark	977	101,481
Kraft Foods Group	1,363	73,036
Lorillard	1,412	85,398
Molson Coors Brewing, Cl B	1,052	71,042
PepsiCo	426	37,531
Philip Morris International	1,186	97,264
Procter & Gamble	879	67,964
Reynolds American	1,718	95,950
Wal-Mart Stores	755	55,553
		1,111,947
ENERGY — 8.9%
ConocoPhillips	1,354	111,705
Enterprise Products Partners (A)	679	50,654
Exxon Mobil	364	36,014
Kinder Morgan Energy Partners (A)	697	56,471
MarkWest Energy Partners (A)	595	41,531
ONEOK	1,150	74,095
ONEOK Partners (A)	679	38,078
Royal Dutch Shell PLC ADR, Cl A	839	68,655
Spectra Energy	1,510	61,789
Targa Resources Partners (A)	719	48,087
		587,079
FINANCIALS — 9.0%
Arthur J Gallagher	2,002	90,090
BlackRock, Cl A	186	56,680
CME Group, Cl A	1,141	84,366
Commonwealth Bank of Australia ADR	493	37,941
Corrections Corp of America‡	1,381	44,496
Health Care‡	1,190	75,720

DESCRIPTION	SHARES	VALUE
M&T Bank	431	$52,366
Marsh & McLennan	1,114	56,558
People's United Financial	2,966	43,066
Wells Fargo	1,066	54,259
		595,542
HEALTH CARE — 6.4%
AbbVie	2,091	109,443
Johnson & Johnson	1,079	107,997
Medtronic	684	42,230
Merck	1,221	69,280
Pfizer	1,496	42,935
UnitedHealth Group	644	52,196
		424,081
INDUSTRIALS — 16.2%
3M	670	94,396
Boeing	342	41,204
Deere	400	34,044
Deluxe	1,412	77,674
Eaton PLC	1,141	77,497
Emerson Electric	1,363	86,755
General Dynamics	662	77,302
Honeywell International	662	60,791
Lockheed Martin	648	108,197
Raytheon	1,039	94,310
Republic Services, Cl A	1,554	58,943
RR Donnelley & Sons	2,762	47,948
United Parcel Service, Cl B	653	63,400
United Technologies	559	58,779
Waste Management	2,016	90,498
		1,071,738
INFORMATION TECHNOLOGY — 10.5%
Apple	684	65,370
Automatic Data Processing	1,035	84,156
Intel	1,274	43,176
KLA-Tencor	1,008	72,062
Linear Technology	693	30,585
Microchip Technology	1,816	81,756
Microsoft	1,541	66,510
Oracle	1,656	66,886
Paychex	1,794	73,572
Seagate Technology PLC	1,829	107,179
		691,252
MATERIALS — 5.4%
Bemis	1,336	52,117
BHP Billiton ADR	755	53,673
Dow Chemical	1,572	80,282
EI du Pont de Nemours	804	51,705
Potash Corp of Saskatchewan	2,247	79,746
RPM International	910	40,204
		357,727

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
TELECOMMUNICATION SERVICES — 5.2%
AT&T	2,642	$94,029
CenturyLink	2,790	109,479
Verizon Communications	1,674	84,403
Vodafone Group PLC ADR	1,736	57,670
		345,581
UTILITIES — 14.1%
Ameren	1,723	66,249
CMS Energy	2,149	62,171
Dominion Resources	924	62,500
Duke Energy	1,376	99,251
Entergy	528	38,454
NiSource	2,540	95,707
Northeast Utilities	1,718	75,420
PPL	2,615	86,269
SCANA	781	39,737
Southern	1,048	45,368
TECO Energy	2,700	47,142
Vectren	1,212	46,165
Westar Energy, Cl A	1,248	44,978
WGL Holdings	844	32,899
Wisconsin Energy	2,025	88,250
		930,560
TOTAL COMMON STOCK		6,528,727
TOTAL INVESTMENTS (Cost $5,601,057) — 98.8%		6,528,727
OTHER ASSETS AND LIABILITIES, NET — 1.2%		81,638
NET ASSETS — 100.0%		$6,610,365

‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At July 31, 2014, these securities amounted to $234,821 or 3.55% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Large Cap Core Equity Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 95.2%
CONSUMER DISCRETIONARY — 11.8%
Comcast, Cl A	1,285	$68,709
Delphi Automotive PLC	1,105	73,814
Genuine Parts	810	67,084
Home Depot	1,345	108,743
Kohl's	1,980	106,009
McDonald's	1,240	117,255
Time Warner	2,155	178,908
TJX	2,240	119,370
		839,892
CONSUMER STAPLES — 5.7%
Colgate-Palmolive	1,155	73,227
CVS Caremark	2,005	153,102
JM Smucker	630	62,773
PepsiCo	1,315	115,851
		404,953
ENERGY — 8.7%
Cameron International*	1,360	96,438
Devon Energy	1,370	103,435
Exxon Mobil	1,265	125,159
National Oilwell Varco	1,760	142,630
Occidental Petroleum	1,545	150,962
		618,624
FINANCIALS — 19.1%
American Express	1,130	99,440
American International Group	2,145	111,497
Ameriprise Financial	945	113,022
BlackRock, Cl A	618	188,323
CIT Group	2,735	134,316
Citigroup	2,185	106,868
CME Group, Cl A	2,005	148,250
Marsh & McLennan	2,640	134,033
MetLife	1,960	103,096
Morgan Stanley	3,430	110,926
Northern Trust	1,690	113,044
		1,362,815
HEALTH CARE — 10.3%
Abbott Laboratories	2,875	121,095
AbbVie	2,140	112,008
Aetna	1,640	127,149
Agilent Technologies	2,650	148,638
AmerisourceBergen, Cl A	1,060	81,525
UnitedHealth Group	1,790	145,079
		735,494
INDUSTRIALS — 8.5%
Boeing	1,595	192,166
Danaher	2,030	149,977

DESCRIPTION	SHARES	VALUE
Ingersoll-Rand PLC	1,660	$97,591
Rockwell Collins	1,045	76,567
United Technologies	875	92,006
		608,307
INFORMATION TECHNOLOGY — 21.2%
Apple	2,770	264,729
Applied Materials	5,580	116,957
Check Point Software Technologies*	1,055	71,603
Citrix Systems*	1,735	117,512
Fidelity National Information Services	2,235	126,054
Microsoft	5,800	250,328
Oracle	4,255	171,859
Seagate Technology PLC	1,850	108,410
Texas Instruments	3,100	143,375
Visa, Cl A	640	135,046
		1,505,873
MATERIALS — 5.3%
Ecolab	240	26,047
EI du Pont de Nemours	1,690	108,684
International Paper	2,220	105,450
Praxair	1,070	137,110
		377,291
TELECOMMUNICATION SERVICES — 1.8%
CenturyLink	3,230	126,745
UTILITIES — 2.8%
Northeast Utilities	2,120	93,068
Wisconsin Energy	2,465	107,425
		200,493
TOTAL COMMON STOCK		6,780,487
TOTAL INVESTMENTS (Cost $5,595,995) — 95.2%		6,780,487
OTHER ASSETS AND LIABILITIES, NET — 4.8%		340,426
NET ASSETS — 100.0%		$7,120,913
*	Non-income producing security.

Cl — Class

PLC — Public Limited Company

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 55.8%
AUSTRALIA — 3.6%
BHP Billiton	1,650	$58,586
Commonwealth Bank of Australia	595	45,892
Telstra	24,755	125,535
Westpac Banking	1,780	56,604
		286,617
BELGIUM — 0.6%
Anheuser-Busch InBev	425	45,871
CANADA — 4.0%
BCE	3,130	141,752
Potash Corp of Saskatchewan	1,775	62,995
Rogers Communications, Cl B	1,260	49,205
Shaw Communications, Cl B	2,840	69,597
		323,549
FRANCE — 8.6%
Electricite de France	3,875	125,177
Sanofi	580	60,894
SCOR	2,375	76,401
Total SA	2,275	146,725
Unibail-Rodamco‡	215	57,714
Vinci	2,105	145,272
Vivendi	3,050	76,549
		688,732
GERMANY — 6.7%
Allianz SE	360	59,935
BASF	1,010	104,529
Daimler	1,235	101,910
Deutsche Post	1,290	41,273
Deutsche Telekom	8,065	130,876
Muenchener Rueckversicherungs	490	103,964
		542,487
ITALY — 1.6%
Terna Rete Elettrica Nazionale	25,220	132,637
NETHERLANDS — 0.6%
Wolters Kluwer	1,695	46,962
NORWAY — 3.2%
Orkla	8,155	73,815
Statoil ASA	2,480	70,865
Yara International	2,400	109,991
		254,671

DESCRIPTION	SHARES	VALUE
PHILIPPINES — 0.6%
Philippine Long Distance Telephone ADR	715	$50,307
SWEDEN — 1.0%
Svenska Handelsbanken, Cl A	1,675	80,669
SWITZERLAND — 4.5%
Nestle SA	625	46,275
Novartis AG	915	79,604
Roche Holding AG	325	94,317
Swisscom	250	138,800
		358,996
UNITED KINGDOM — 20.8%
AstraZeneca PLC ADR	665	48,405
BAE Systems PLC	16,685	120,248
British American Tobacco PLC	1,730	101,348
Centrica PLC	21,175	110,332
Compass Group PLC	6,211	101,206
Diageo PLC ADR	345	41,476
GlaxoSmithKline PLC	5,610	135,195
Imperial Tobacco Group PLC	3,635	157,374
National Grid PLC	10,335	147,204
Pearson PLC	3,610	69,542
Royal Dutch Shell PLC ADR, Cl A	1,640	134,201
Severn Trent PLC	1,825	59,537
SSE PLC	4,305	105,727
Unilever PLC	1,390	60,057
United Utilities Group	9,015	135,122
Vodafone Group PLC	33,030	109,993
WM Morrison Supermarkets PLC	12,135	34,443
		1,671,410
TOTAL FOREIGN COMMON STOCK		4,482,908
COMMON STOCK — 42.7%
UNITED STATES — 42.7%
CONSUMER DISCRETIONARY — 2.1%
Mattel	1,825	64,651
McDonald's	505	47,753
Regal Entertainment Group, Cl A	2,945	57,310
		169,714

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
CONSUMER STAPLES — 8.1%
Altria Group	3,510	$142,506
Coca-Cola	1,110	43,612
Kimberly-Clark	685	71,151
Lorillard	2,450	148,176
PepsiCo	520	45,812
Philip Morris International	960	78,730
Reynolds American	2,220	123,987
		653,974
ENERGY — 4.6%
ConocoPhillips	1,025	84,562
Enterprise Products Partners (A)	900	67,140
Kinder Morgan Energy Partners (A)	1,270	102,895
MarkWest Energy Partners (A)	750	52,350
Targa Resources Partners (A)	880	58,854
		365,801
FINANCIALS — 5.5%
Arthur J Gallagher	955	42,975
CME Group, Cl A	1,105	81,704
Corrections Corp of America‡	2,245	72,334
Health Care‡	2,020	128,533
People's United Financial	3,640	52,853
Wells Fargo	1,295	65,916
		444,315
HEALTH CARE — 2.1%
AbbVie	1,135	59,406
Johnson & Johnson	480	48,043
Merck	1,065	60,428
		167,877
INDUSTRIALS — 3.7%
Deere	445	37,874
Emerson Electric	715	45,510
Lockheed Martin	635	106,026
RR Donnelley & Sons	3,435	59,632
Waste Management	1,000	44,890
		293,932
INFORMATION TECHNOLOGY — 3.6%
Apple	820	78,367
Automatic Data Processing	605	49,193
KLA-Tencor	705	50,400
Microchip Technology	1,265	56,950
Microsoft	1,240	53,518
		288,428

DESCRIPTION	SHARES	VALUE
MATERIALS — 1.6%
Dow Chemical	1,540	$78,648
EI du Pont de Nemours	710	45,660
		124,308
TELECOMMUNICATION SERVICES — 4.8%
AT&T	3,445	122,608
CenturyLink	3,110	122,036
Verizon Communications	2,844	143,394
		388,038
UTILITIES — 6.6%
Ameren	2,450	94,202
Dominion Resources	625	42,275
Duke Energy	1,740	125,506
PPL	3,665	120,908
Southern	1,340	58,009
TECO Energy	5,265	91,927
		532,827
TOTAL COMMON STOCK		3,429,214
TOTAL INVESTMENTS (Cost $7,240,193) — 98.5%		7,912,122
OTHER ASSETS AND LIABILITIES, NET — 1.5%		121,616
NET ASSETS — 100.0%		$8,033,738
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At July 31, 2014, these securities amounted to $281,239 or 3.50% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2014 (unaudited)

The following is a list of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Foreign Common Stock
Australia	$—	$286,617	$—	$286,617
Belgium	—	45,871	—	45,871
Canada	323,549	—	—	323,549
France	—	688,732	—	688,732
Germany	—	542,487	—	542,487
Italy	—	132,637	—	132,637
Netherlands	—	46,962	—	46,962
Norway	109,991	144,680	—	254,671
Philippines	50,307	—	—	50,307
Sweden	—	80,669	—	80,669
Switzerland	—	358,996	—	358,996
United Kingdom	293,624	1,377,786	—	1,671,410
Common Stock
United States	3,429,214	—	—	3,429,214
Total Investments in Securities	$4,206,685	$3,705,437	$—	$7,912,122

For the period ended July 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended July 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 67.4%
AUSTRALIA — 12.1%
AGL Energy	6,352	$86,584
Amcor	8,922	85,395
Asciano	4,291	23,819
Brambles	8,524	73,793
CFS Retail Property Trust Group‡	39,395	78,959
Coca-Cola Amatil	4,832	41,208
Crown	5,857	87,645
Dexus Property Group‡	81,929	90,016
GPT Group, Cl Miscellaneous‡	22,698	85,457
Mirvac Group‡	35,416	59,244
Orica	2,436	49,200
Origin Energy	4,039	53,192
Scentre Group‡ *	9,911	31,315
Sonic Healthcare Limited	5,539	92,646
SP AusNet, Cl Miscellaneous	72,555	90,376
Stockland‡	18,814	70,473
Tatts Group	29,318	96,277
Telstra	17,132	86,878
Wesfarmers	313	12,675
Westfield‡	7,955	55,296
Woolworths	2,450	83,507
		1,433,955
BELGIUM — 1.4%
Belgacom	2,889	94,408
Colruyt	1,572	76,127
		170,535
CANADA — 11.1%
Bank of Montreal	1,200	89,443
Bank of Nova Scotia	1,300	88,240
BCE	1,850	83,783
Bell Aliant	1,700	48,177
Canadian Imperial Bank of Commerce	950	88,182
Canadian National Railway	1,200	80,220
CI Financial	2,200	71,225
Fairfax Financial Holdings	100	47,081
First Capital Realty	5,100	88,263
Fortis, Cl Common	2,900	89,233
Intact Financial, Cl Common	1,350	90,037
Metro, Cl A	450	29,340
RioCan, Cl Trust Unit‡	2,500	62,090
Rogers Communications, Cl B	1,200	46,862

DESCRIPTION	SHARES	VALUE
Shaw Communications, Cl B	3,500	$85,771
TELUS	1,700	59,341
Tim Hortons	1,450	81,001
TransCanada	1,550	77,759
		1,306,048
CHINA — 0.7%
China BlueChemical	9,000	4,635
China Petroleum & Chemical, Cl H	85,800	83,999
		88,634
COLOMBIA — 0.4%
Banco Davivienda, Cl Preference	1,923	32,563
Isagen ESP	6,122	10,586
		43,149
DENMARK — 1.1%
Tryg	586	59,041
William Demant Holding*	782	67,995
		127,036
FRANCE — 4.1%
Aeroports de Paris	595	81,502
Air Liquide	654	83,224
Bureau Veritas	2,340	60,351
Danone	1,042	75,264
L’Oreal	77	13,002
Societe BIC	644	88,790
Sodexo	785	78,020
Zodiac Aerospace	160	5,010
		485,163
GERMANY — 2.2%
Fresenius	602	90,023
Fresenius Medical Care	1,273	88,241
Hannover Rueckversicherung	920	78,534
		256,798
HONG KONG — 4.0%
Beijing Enterprises Holdings	8,750	76,194
Cheung Kong Infrastructure Holdings	11,000	77,496
China Mobile	8,250	90,145
CLP Holdings	10,250	85,266
Guangdong Investment	25,000	28,036
Kunlun Energy	30,000	50,953
Power Assets Holdings	7,750	69,225
		477,315

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
JAPAN — 5.3%
Aeon	1,250	$14,035
Ajinomoto	4,500	69,175
FamilyMart	1,650	74,103
Hankyu Hanshin Holdings	9,500	55,308
Lawson	1,000	74,886
Nippon Telegraph & Telephone	1,200	79,685
Nissin Foods Holdings	1,650	90,661
Nitori Holdings	1,900	106,725
Taisho Pharmaceutical Holdings	300	21,356
Tobu Railway	1,000	5,236
Tokyo Gas	1,000	5,713
USS	2,000	34,939
		631,822
LUXEMBOURG — 0.8%
SES	2,703	99,354
MALAYSIA — 4.4%
Alliance Financial Group	42,000	64,056
Berjaya Sports	70,527	84,872
Digi Swisscom Berhad	37,700	66,955
Malayan Banking	24,000	74,031
Maxis Berhad	32,600	68,860
Public Bank	13,800	85,296
Sime Darby Berhad	23,600	70,143
		514,213
NETHERLANDS — 0.9%
Koninklijke Ahold	756	13,182
Koninklijke Vopak	1,156	53,511
Unilever	895	36,835
		103,528
NEW ZEALAND — 0.3%
Contact Energy	8,662	40,676
SINGAPORE — 3.2%
ComfortDelGro	33,500	69,236
Singapore Press Holdings	23,500	78,082
Singapore Technologies Engineering	22,500	68,331
Singapore Telecommunications	26,000	84,565
StarHub	22,000	74,949
		375,163

DESCRIPTION	SHARES	VALUE
SOUTH AFRICA — 0.1%
AngloGold Ashanti	287	$4,921
Gold Fields	1,818	7,167
		12,088
SOUTH KOREA — 0.7%
Dongbu Insurance	914	51,749
KT&G	324	31,396
		83,145
SWEDEN — 0.7%
TeliaSonera	10,406	77,938
SWITZERLAND — 2.5%
Nestle SA	1,155	85,516
Schindler Holding	290	42,955
Swiss Prime Site	1,030	81,736
Swisscom	161	89,388
		299,595
TAIWAN — 1.8%
Chunghwa Telecom ADR	2,800	84,728
Taiwan Mobile	12,000	36,727
Taiwan Semiconductor Manufacturing ADR	4,350	87,000
		208,455
UNITED KINGDOM — 9.6%
AstraZeneca PLC	775	56,588
Babcock International Group PLC	1,511	27,925
Centrica PLC	14,251	74,254
Compass Group PLC	5,447	88,757
Diageo	2,380	71,477
G4S PLC	7,716	32,651
GlaxoSmithKline PLC	3,213	77,430
National Grid PLC	6,513	92,766
Next PLC	764	87,197
Pearson PLC	3,695	71,179
Reckitt Benckiser Group PLC	1,037	91,544
Severn Trent PLC	2,077	67,758
Shire PLC	474	39,014
SSE PLC	3,350	82,273
United Utilities Group	6,991	104,785
Whitbread PLC	420	30,415
WM Morrison Supermarkets PLC	11,861	33,665
		1,129,678
TOTAL FOREIGN COMMON STOCK		7,964,288

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 30.6%
UNITED STATES — 30.6%
CONSUMER DISCRETIONARY — 2.6%
AutoZone*	150	$77,554
McDonald’s	850	80,376
PetSmart	1,200	81,768
TJX	1,200	63,948
		303,646
CONSUMER STAPLES — 8.7%
Campbell Soup	1,250	51,987
Church & Dwight	350	22,463
Clorox	900	78,183
Coca-Cola	1,850	72,686
Colgate-Palmolive	1,300	82,420
Costco Wholesale	150	17,631
Dr Pepper Snapple Group	1,500	88,140
General Mills	1,550	77,733
Hershey	850	74,928
Hormel Foods	550	24,893
Kellogg	1,150	68,805
Kimberly-Clark	750	77,903
McCormick	1,050	69,069
PepsiCo	950	83,695
Procter & Gamble	850	65,722
Wal-Mart Stores	1,050	77,259
		1,033,517
FINANCIALS — 4.6%
American Capital Agency‡	2,150	49,708
Annaly Capital Management‡	4,700	52,170
Arch Capital Group*	1,400	74,830
Berkshire Hathaway, Cl B*	600	75,258
Chubb	900	78,039
RenaissanceRe Holdings	800	78,248
US Bancorp	1,300	54,639
WR Berkley	1,750	78,067
		540,959
HEALTH CARE — 1.8%
Cardinal Health	1,350	96,727
Eli Lilly	1,300	79,378
Johnson & Johnson	350	35,032
		211,137
INDUSTRIALS — 1.6%
Lockheed Martin	700	116,879
Precision Castparts	300	68,640
		185,519

DESCRIPTION	SHARES	VALUE
INFORMATION TECHNOLOGY — 0.9%
International Business Machines	300	$57,501
Synopsys*	1,500	56,655
		114,156
MATERIALS — 0.6%
Sigma-Aldrich	700	70,294
TELECOMMUNICATION SERVICES — 0.1%
Verizon Communications	295	14,874
UTILITIES — 9.7%
Ameren	150	5,767
American Electric Power	150	7,798
American Water Works	1,800	85,986
CMS Energy	1,950	56,413
Consolidated Edison	1,250	70,112
Dominion Resources	1,300	87,932
DTE Energy	1,150	84,893
Duke Energy	1,050	75,737
Entergy	1,100	80,113
Pinnacle West Capital	1,250	66,863
PPL	2,400	79,176
Public Service Enterprise Group	1,300	45,721
SCANA	1,500	76,320
Sempra Energy	800	79,768
Southern	1,950	84,416
Wisconsin Energy	1,800	78,444
Xcel Energy	2,550	78,540
		1,143,999
TOTAL COMMON STOCK		3,618,101
REGISTERED INVESTMENT COMPANIES — 0.6%
United States — 0.6%
iShares MSCI EAFE Index Fund	400	26,636
SPDR S&P 500 ETF	200	38,618
TOTAL REGISTERED INVESTMENT COMPANIES		65,254
TOTAL INVESTMENTS (Cost $10,957,675) — 98.6%		11,647,643
OTHER ASSETS AND LIABILITIES, NET — 1.4%		166,585
NET ASSETS — 100.0%		$11,814,228

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2014 (unaudited)

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2014, is as follows(1):

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
8/29/14	AUD	1,477,200	USD	1,388,875	$18,565
8/29/14	CAD	1,393,000	USD	1,295,144	18,372
8/29/14	CHF	272,150	USD	301,542	2,012
8/29/14	DKK	682,000	USD	123,139	637
8/29/14	EUR	796,500	USD	1,072,875	6,241
8/29/14	GBP	650,200	USD	1,103,298	5,794
8/29/14	HKD	4,164,000	USD	537,260	(54)
8/29/14	JPY	60,981,000	USD	599,236	6,323
8/29/14	NZD	46,500	USD	39,807	405
8/29/14	SEK	453,000	USD	66,200	539
8/29/14	SGD	437,000	USD	352,167	1,867
8/29/14	USD	32,379	CAD	35,000	(300)
					$60,401
(1)	Counterparty is BNY Mellon.

For the period ended July 31, 2014, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a list of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Foreign Common Stock
Australia	$86,611	$1,347,344	$—	$1,433,955
Belgium	—	170,535	—	170,535
Canada	1,306,048	—	—	1,306,048
China	—	88,634	—	88,634
Colombia	43,149	—	—	43,149
Denmark	—	127,036	—	127,036
France	—	485,163	—	485,163
Germany	—	256,798	—	256,798
Hong Kong	—	477,315	—	477,315
Japan	—	631,822	—	631,822
Luxembourg	99,354	—	—	99,354
Malaysia	—	514,213	—	514,213
Netherlands	—	103,528	—	103,528
New Zealand	—	40,676	—	40,676
Singapore	—	375,163	—	375,163
South Africa	—	12,088	—	12,088
South Korea	31,396	51,749	—	83,145
Sweden	—	77,938	—	77,938
Switzerland	—	299,595	—	299,595
Taiwan	171,728	36,727	—	208,455
United Kingdom	71,179	1,058,499	—	1,129,678
Common Stock
United States	3,557,750	60,351	—	3,618,101
Registered Investment Companies	65,254	—	—	65,254
Total Investments in Securities	$5,432,469	$6,215,174	$—	$11,647,643

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$60,755	$—	$60,755
Unrealized Depreciation	$—	$(354)	$—	$(354)
Total Other Financial Instruments	$—	$60,401	$—	$60,401
*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2014 (unaudited)

For the period ended July 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended July 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global All Cap Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 52.1%
UNITED STATES — 52.1%
CONSUMER DISCRETIONARY — 2.8%
Time Warner	3,125	$259,438
Twenty-First Century Fox	5,640	178,562
		438,000
CONSUMER STAPLES — 5.9%
CVS Caremark	4,925	376,073
Mondelez International, Cl A	6,280	226,080
PepsiCo	1,815	159,901
Philip Morris International	2,190	179,602
		941,656
ENERGY — 4.0%
National Oilwell Varco	3,800	307,952
Occidental Petroleum	3,260	318,535
		626,487
FINANCIALS — 11.6%
American International Group	3,565	185,309
Capital One Financial	3,085	245,381
CIT Group	5,335	262,002
CME Group, Cl A	2,405	177,826
Investors Bancorp	14,996	155,209
Marsh & McLennan	4,770	242,173
MetLife	4,075	214,345
Northern Trust	5,210	348,497
		1,830,742
HEALTH CARE — 10.1%
Abbott Laboratories	7,895	332,537
Aetna	4,150	321,749
AmerisourceBergen, Cl A	2,120	163,049
McKesson	1,385	265,726
UnitedHealth Group	3,040	246,392
Zoetis, Cl A	7,965	262,128
		1,591,581
INDUSTRIALS — 5.2%
Boeing	1,900	228,912
Hexcel*	3,880	144,530
Precision Castparts	1,165	266,552
United Continental Holdings*	3,795	176,050
		816,044
INFORMATION TECHNOLOGY — 10.4%
Apple	3,626	346,537
Applied Materials	11,665	244,498
Automatic Data Processing	3,005	244,337
Citrix Systems*	3,850	260,760
Microsoft	7,870	339,669
Oracle	5,245	211,846
		1,647,647

DESCRIPTION	SHARES	VALUE
MATERIALS — 2.1%
EI du Pont de Nemours	2,335	$150,164
Praxair	1,425	182,599
		332,763
TOTAL COMMON STOCK		8,224,920
FOREIGN COMMON STOCK — 42.3%
AUSTRALIA — 1.0%
Amcor	16,740	160,223
BELGIUM — 3.4%
Anheuser-Busch InBev	3,530	381,002
KBC Groep	2,920	158,278
		539,280
CANADA — 1.1%
Canadian Pacific Railway	880	167,156
FRANCE — 7.2%
BNP Paribas	2,415	160,243
LVMH Moet Hennessy Louis Vuitton SA	1,205	207,286
Safran	4,085	240,064
Sanofi	2,260	237,279
Sodexo	2,890	287,231
		1,132,103
GERMANY — 5.9%
BASF	2,070	214,232
Bayer AG	1,790	236,112
GEA Group	5,485	246,113
Siemens	1,910	235,877
		932,334
IRELAND — 4.6%
Allegion PLC	3,038	156,244
Experian PLC	11,675	199,769
Ingersoll-Rand PLC	3,230	189,892
Seagate Technology PLC	3,040	178,144
		724,049
ISRAEL — 1.6%
Check Point Software Technologies*	3,660	248,404
JAPAN — 1.5%
Takeda Pharmaceutical	5,300	241,746
NETHERLANDS — 1.5%
European Aeronautic Defence and Space	3,975	230,630
SOUTH KOREA — 0.9%
Samsung Electronics	112	144,952

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global All Cap Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
SWITZERLAND — 6.1%
Nestle SA	4,330	$320,594
Roche Holding AG	1,040	301,814
SGS	65	141,599
Swatch Group	390	207,980
		971,987
UNITED KINGDOM — 7.5%
Centrica PLC	45,100	234,992
Lloyds Banking Group PLC*	127,485	158,933
National Grid PLC	16,350	232,878
Rolls-Royce Holdings PLC	9,110	159,028
Royal Bank of Scotland Group PLC*	28,720	171,185
WPP PLC	11,415	227,234
		1,184,250
TOTAL FOREIGN COMMON STOCK		6,677,114
TOTAL INVESTMENTS (Cost $13,697,678) — 94.4%		14,902,034
OTHER ASSETS AND LIABILITIES, NET — 5.6%		883,449
NET ASSETS — 100.0%		$15,785,483
*	Non-income producing security.

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
United States	$8,224,920	$—	$—	$8,224,920
Foreign Common Stock
Australia	—	160,223	—	160,223
Belgium	—	539,280	—	539,280
Canada	167,156	—	—	167,156
France	—	1,132,103	—	1,132,103
Germany	—	932,334	—	932,334
Ireland	524,281	199,768	—	724,049
Israel	248,404	—	—	248,404
Japan	—	241,746	—	241,746
Netherlands	—	230,630	—	230,630
South Korea	—	144,952	—	144,952
Switzerland	—	971,987	—	971,987
United Kingdom	—	1,184,250	—	1,184,250
Total Investments in Securities	$9,164,761	$5,737,273	$—	$14,902,034

For the period ended July 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended July 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 26.5%
CONSUMER DISCRETIONARY — 4.5%
American Greetings
7.38%, 12/1/21	$20,000	$21,000
Ameristar Casinos
7.50%, 4/15/21	20,000	21,150
Burlington Coat Factory Warehouse
10.00%, 2/15/19	20,000	21,963
Chrysler Group
8.00%, 6/15/19	20,000	21,300
Dana Holding
6.50%, 2/15/19	20,000	20,725
Goodyear Tire & Rubber
7.00%, 5/15/22	20,000	21,700
Jarden
7.50%, 5/1/17	20,000	22,300
L Brands
8.50%, 6/15/19	20,000	24,100
Lear
4.75%, 1/15/23	20,000	19,687
Neiman Marcus Group LLC
8.00%, 10/15/21 (A)	20,000	21,100
Six Flags Entertainment
5.25%, 1/15/21 (A)	15,000	14,925
WMG Acquisition
6.00%, 1/15/21 (A)	14,000	14,315
		244,265
CONSUMER STAPLES — 1.7%
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	60,000	68,641
Constellation Brands
7.25%, 5/15/17	20,000	22,500
		91,141
FINANCIALS — 12.0%
Bank of America
2.00%, 1/11/18	112,000	112,123
CIT Group
5.00%, 5/15/17	20,000	21,025
International Lease Finance
5.75%, 5/15/16	20,000	20,925
John Deere Capital MTN
2.25%, 4/17/19	75,000	75,612
JPMorgan Chase
1.80%, 1/25/18	110,000	109,944
Neuberger Berman Group
5.63%, 3/15/20 (A)	20,000	20,950

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NorthStar Realty Finance
3.00%, 9/30/14	$240,000	$240,109
Simon Property Group
1.50%, 2/1/18 (A)	50,000	49,612
		650,300
INDUSTRIALS — 2.5%
Bombardier
7.50%, 3/15/18 (A)	20,000	21,850
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	50,000	55,887
Case New Holland
7.88%, 12/1/17	20,000	22,825
Iron Mountain
8.38%, 8/15/21	11,000	11,413
Schaeffler Finance
7.75%, 2/15/17 (A)	20,000	22,300
		134,275
INFORMATION TECHNOLOGY — 2.3%
Denali Borrower LLC
5.63%, 10/15/20 (A)	20,000	20,600
Jabil Circuit
5.63%, 12/15/20	20,000	21,600
Oracle
5.00%, 7/8/19	75,000	84,576
		126,776
MATERIALS — 1.6%
Aleris International
7.63%, 2/15/18	20,000	20,500
First Quantum Minerals
7.00%, 2/15/21 (A)	11,000	11,330
6.75%, 2/15/20 (A)	11,000	11,220
FMG Resources August 2006 PTY
6.88%, 2/1/18 (A)	20,000	20,750
NOVA Chemicals
8.63%, 11/1/19	20,000	21,000
		84,800
TELECOMMUNICATION SERVICES — 1.5%
MetroPCS Wireless
6.63%, 11/15/20	20,000	21,000
SBA Telecommunications
5.75%, 7/15/20	20,000	20,750
Sprint Nextel
6.00%, 12/1/16	20,000	21,600
T-Mobile USA
6.46%, 4/28/19	20,000	20,850
		84,200

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
UTILITIES — 0.4%
AES
7.38%, 7/1/21	$20,000	$22,800
TOTAL CORPORATE OBLIGATIONS		1,438,557
REGISTERED INVESTMENT COMPANIES — 17.5%
Highland/iBoxx Senior Loan ETF	6,900	136,620
iShares Barclays 20+ Year Treasury Bond Fund	100	11,398
iShares Gold Bullion ETF	9,600	100,547
iShares JPMorgan Emerging Markets Bond Fund	700	80,206
iShares Lehman 3-7 Year Treasury Bond ETF	1,600	193,776
iShares S&P U.S. Preferred Stock Index Fund	2,100	83,013
Pennant Park Floating Rate Closed End Management Investment Company	9,750	134,550
SPDR Barclays Short Term High Yield Bond ETF	2,800	85,036
SPDR S&P 500 ETF	600	115,854
The Energy Select Sector ETF	100	9,663
TOTAL REGISTERED INVESTMENT COMPANIES		950,663
COMMON STOCK — 15.5%
CONSUMER DISCRETIONARY — 0.0%
American Axle & Manufacturing Holdings*	100	1,839
ENERGY — 1.3%
Canadian Natural Resources	600	26,155
Canyon Services Group	400	5,752
Cenovus Energy	700	21,501
Suncor Energy	400	16,424
		69,832
FINANCIALS — 12.3%
American Realty Capital Properties	3,100	40,641
Annaly Capital Management	4,900	54,390
Bank of Nova Scotia	2,600	176,481
Berkshire Hathaway, Cl B*	600	75,258
Brookfield Asset Management, Cl A	100	4,461
Canadian Imperial Bank of Commerce	1,900	176,364
Royal Bank of Canada	1,900	140,224
		667,819

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
INDUSTRIALS — 0.1%
KBR	300	$6,198
INFORMATION TECHNOLOGY — 0.4%
Hewlett-Packard	200	7,122
Oracle	200	8,078
QUALCOMM	100	7,370
		22,570
MATERIALS — 0.1%
Freeport-McMoRan Copper & Gold	100	3,722
Teck Resources, Cl B	100	2,396
Thompson Creek Metals*	202	562
		6,680
UTILITIES — 1.3%
Capital Power	700	17,019
TransAlta	1,200	13,779
TransAlta Renewables	3,600	38,432
		69,230
TOTAL COMMON STOCK		844,168
U.S. TREASURY OBLIGATIONS — 11.5%
U.S. Treasury Bill
0.03%, 8/28/14 to 9/25/14 (B)	$375,000	374,995
U.S. Treasury Bonds
3.75%, 11/15/43	65,000	70,535
3.63%, 8/15/43 to 2/15/44	101,000	107,165
2.88%, 5/15/43	78,000	71,663
TOTAL U.S. TREASURY OBLIGATIONS		624,358
CONVERTIBLE BONDS — 10.1%
Annaly Capital Management
5.00%, 5/15/15	53,000	53,861
Artis Real Estate Investment Trust
5.75%, 6/30/18	3,000	3,150
Atlantic Power
6.50%, 10/31/14	2,400	2,201
Chesapeake Energy
2.25%, 12/15/38	13,000	12,504
Ciena
0.88%, 6/15/17	14,000	13,869
DryShips
5.00%, 12/1/14	91,300	90,958
Dundee International
5.50%, 7/31/18	22,000	20,692
Exelixis
4.25%, 8/15/19	10,000	9,362

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
CONVERTIBLE BONDS (continued)
IAS Operating Partnership
5.00%, 3/15/18 (A)	$1,000	$981
Pennymac
5.38%, 5/1/20	30,000	29,756
Prospect Capital
6.25%, 12/15/15	118,000	125,449
4.75%, 4/15/20 (A)	25,000	24,500
SINA
1.00%, 12/1/18 (A)	22,000	20,226
Sterlite Industries
4.00%, 10/30/14	86,000	85,785
TCP Capital
5.25%, 12/15/19 (A)	7,000	6,921
Verint Systems
1.50%, 6/1/21	20,000	20,300
Vivus
4.50%, 5/1/20 (A)	43,000	31,498
TOTAL CONVERTIBLE BONDS		552,013
PREFERRED STOCK — 5.5%
Brookfield Office Properties*	100	2,322
Chesapeake Energy* (A)	53	63,136
Continental Fin Trust II*	700	34,235
Dominion Resources*	1,200	60,840
Health Care*	300	17,397
SandRidge Energy*	530	54,709
Tyson Foods*	1,300	64,441
TOTAL PREFERRED STOCK		297,080
	Number of Warrants
WARRANT — 0.2%
General Motors, Expires 12/31/15*	7,644	12,612
TOTAL WARRANT		12,612
TOTAL INVESTMENTS (Cost $4,639,372) — 86.8%		4,719,451
OTHER ASSETS AND LIABILITIES, NET — 13.2%		717,029
NET ASSETS — 100.0%		$5,436,480

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2014, is as follows(1):

Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation
8/29/14	CAD 804,800	USD 748,286	$10,636
(1)	Counterparty is BNY Mellon.

For the period ended July 31, 2014, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, these securities amounted to $376,214 or 6.92% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	The rate shown is the effective yield at time of purchase.

BNY — Bank of New York

CAD — Canadian Dollar

Cl — Class

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MTN — Medium Term Note

PTY — Proprietary

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2014 (unaudited)

The following is a list of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$1,438,557	$—	$1,438,557
Registered Investment Companies	950,663	—	—	950,663
Common Stock	844,168	—	—	844,168
U.S. Treasury Obligations	—	624,358	—	624,358
Convertible Bonds	—	552,013	—	552,013
Preferred Stock	17,397	279,683	—	297,080
Warrant	—	12,612	—	12,612
Total Investments in Securities	$1,812,228	$2,907,223	$—	$4,719,451

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$10,636	$—	$10,636
*	Forward foreign currency exchange contracts are valued at the unrealized appreciation on the instrument.

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 98.7%
CONSUMER DISCRETIONARY — 18.8%
Allison Transmission Holdings, Cl A	3,474	$101,719
American Eagle Outfitters	5,315	56,658
Bally Technologies*	1,665	100,183
Brinker International	2,105	94,388
CST Brands	2,640	88,255
Dana Holding	3,745	83,813
Express*	4,335	67,453
Iconix Brand Group*	3,180	134,292
Life Time Fitness*	2,320	91,292
Morningstar	1,409	95,544
Multimedia Games Holding*	4,860	117,223
PetSmart	1,274	86,810
Service International	5,920	124,320
Steven Madden*	2,330	74,211
Visteon*	880	84,040
		1,400,201
CONSUMER STAPLES — 2.9%
B&G Foods	3,645	102,315
Ingredion	1,545	113,758
		216,073
ENERGY — 1.0%
Oil States International*	1,220	74,774
FINANCIALS — 18.1%
Arthur J Gallagher	2,750	123,750
BankUnited	3,955	123,554
Brookline Bancorp	7,290	65,828
Capitol Federal Financial	6,490	75,933
CBOE Holdings	1,025	49,682
CubeSmart‡	2,210	40,244
CVB Financial	5,130	78,438
First Financial Bancorp	3,620	59,151
First Republic Bank	2,035	95,075
Huntington Bancshares	8,085	79,395
Interactive Brokers Group, Cl A	3,404	78,343
Investors Bancorp	14,362	148,647
Northwest Bancshares	5,080	62,992
Republic Services	1,765	100,922
Umpqua Holdings	5,440	92,045
Waddell & Reed Financial, Cl A	1,395	73,642
		1,347,641
HEALTH CARE — 12.3%
Alkermes PLC*	3,005	128,494
Bio-Reference Labs*	4,595	144,237

DESCRIPTION	SHARES	VALUE
Integra LifeSciences Holdings*	3,041	$144,204
Sirona Dental Systems*	1,180	94,636
Teleflex	925	99,659
Tornier*	2,229	46,207
WellCare Health Plans*	2,165	135,053
Wright Medical Group*	3,825	117,887
		910,377
INDUSTRIALS — 21.0%
AGCO	1,325	64,541
Armstrong World Industries*	2,775	135,087
Civeo Corp.	1,965	49,911
Curtiss-Wright	1,065	67,638
Genesee & Wyoming, Cl A*	1,185	118,180
Harsco	3,445	87,055
Herman Miller	2,360	69,007
Hexcel*	2,715	101,134
Kennametal	1,085	45,874
Masco	4,910	102,128
Mueller Industries	4,545	126,487
Mueller Water Products, Cl A	9,545	73,974
Simpson Manufacturing	2,130	64,773
Wabtec	2,490	200,893
Waste Connections	2,640	124,978
Woodward	2,640	131,894
		1,563,554
INFORMATION TECHNOLOGY — 11.6%
ANSYS*	990	76,171
Check Point Software Technologies*	1,175	79,747
Cypress Semiconductor	9,865	99,735
EVERTEC	3,225	72,111
Harmonic*	14,925	89,550
National Instruments	3,350	106,664
Teradyne	4,100	74,702
Total System Services	4,070	130,240
Travelzoo*	1,710	29,480
Veeco Instruments*	3,090	107,254
		865,654
MATERIALS — 6.5%
Chemtura*	3,715	86,411
Flotek Industries*	3,230	93,186
Methanex	1,590	103,461
Rock Tenn, Cl A	960	95,453
Silgan Holdings	2,170	106,807
		485,318

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments
July 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
TELECOMMUNICATION SERVICES — 0.3%
Lumos Networks	1,525	$23,394
UTILITIES — 6.2%
Cleco	1,903	106,073
CMS Energy	2,040	59,017
Great Plains Energy	4,350	107,836
Vectren	2,410	91,797
Westar Energy, Cl A	2,640	95,146
		459,869
TOTAL COMMON STOCK		7,346,855
TOTAL INVESTMENTS
(Cost $6,921,514) — 98.7%		7,346,855
OTHER ASSETS AND LIABILITIES, NET — 1.3%		97,289
NET ASSETS — 100.0%		$7,444,144
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
July 31, 2014 (unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met in person to consider the approval of (i) an investment management agreement (“Investment Management Agreement”) between the Company, on behalf of each of TDAM Short-Term Bond Fund, TDAM Core Bond Fund, TDAM High Yield Bond Fund, TDAM U.S. Equity Shareholder Yield Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM Global Equity Shareholder Yield Fund, TDAM Global Low Volatility Equity Fund, TDAM Global All Cap Fund, TDAM Target Return Fund and TDAM U.S. Small-Mid Cap Equity Fund (collectively, the “Funds”), and TDAM USA Inc. (the “Investment Manager”), and (ii) a sub-advisory agreement (the “Sub-Advisory Agreement”) with Epoch Investment Partners (the “Sub-Adviser”) to provide sub-advisory services to each of TDAM U.S. Equity Shareholder Yield Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM Global Equity Shareholder Yield Fund, TDAM Global All Cap Fund and TDAM U.S. Small-Mid Cap Equity Fund, at a meeting held on March 27, 2014 (the “Meeting”).

In its review of the various agreements and plans, including the Investment Management Agreement and the Sub-Advisory Agreement, with respect to the Funds, the Board considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. The Board requested and received materials relating to its consideration of such agreements and plans, including: (i) fees and expense ratios of each Fund and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund and class compared to a peer group of funds; (iii) information on the profitability of Investment Manager, with respect to each Fund, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager and the Sub-Adviser. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement and the Sub-Advisory Agreement and the services provided under the Agreement.

The matters discussed below were considered by the Board. During the Meeting, experienced counsel independent of the Investment Manager, the Sub-Adviser and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. Among other information, the Board considered data on fees and expenses and performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager or the Sub-Adviser, for each Fund. The Board also considered updated performance information provided to it by the Investment Manager at the Meeting.

Fees and Expenses

The Board, including the Independent Directors, compared the proposed fees and expense ratios of each Fund and class (before and after any proposed fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper indicating that, with respect to the fees and expense ratios of each Fund for its most recent fiscal year, the investment management fee rate of each Fund, both before and after fee waivers, was below the median investment management fee rate of its peer group, with the exception of the investment management fee rate; (a) both before and after waivers of the Institutional Class of the TDAM Global Low Volatility Equity Fund, which was the same as the median investment management fee rates before and after waivers, respectively, of its peer group; (b) before waivers of the Advisor Class of each of the TDAM Core Bond Fund and the TDAM Global Low Volatility Equity Fund, which was above the median investment management fee rate before waivers of its respective peer group; (c) before waivers of each of (i) the Advisor Class of each of the TDAM U.S. Equity Shareholder Yield Fund, the TDAM U.S. Large Cap Core Equity Fund and the TDAM Global All Cap Fund and (ii) the Institutional Class and Advisor Class of each of the TDAM Global Equity Shareholder Yield Fund and the TDAM U.S. Small Mid-Cap Equity Fund, which was the same as the median investment management fee rate before waivers of its respective peer group; and (d) after waivers of the Institutional Class of the TDAM Global All Cap Fund, which was the same as the median investment management fee rate after waivers of its respective peer group.

The Board noted that each class’ total gross expense ratio and total net expense ratio was at or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of the total gross expense ratio of each of; (i) the Advisor Class of the TDAM U.S. Equity Shareholder Yield Fund, (ii) the Institutional Class and the Advisor Class of the TDAM U.S. Large Cap Core Equity Fund, (iii) the Institutional Class and the Advisor Class of the TDAM Global Equity Shareholder Yield Fund, (iv) the Advisor Class of the TDAM Global Low Volatility Equity Fund, (v) the Advisor Class of the TDAM Global All Cap Fund, and (vi) the Institutional Class and the Advisor Class of the TDAM U.S. Small Mid-Cap Equity Fund, which was, in each case, above the median total gross expense ratio of its respective peer group.

The Board noted the contractual or voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Funds.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager and the Sub-Adviser.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates and the Sub-Adviser. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager and the Sub-Adviser at meetings and presentations throughout the year and otherwise, including the scope and quality of each of the Investment Manager’s and Sub-Adviser’s investment management capabilities, other resources dedicated to performing its services, and, in the case of the Investment Manager, the quality of administrative and other services and its ability to oversee and supervise the Sub-Adviser and other service providers of the Funds. Particularly, the Board considered the background and experience of the Investment Manager’s and the Sub-Adviser’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager and the Sub-Adviser, the Board was informed that, in management’s judgment, each of the Investment Manager and the Sub-Adviser has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that supported its investment advisory services provided to the Funds and noted that such staff was sufficient to ensure a high level of quality service that comply with client investment policies and restrictions; and the financial condition and operational stability of the Investment Manager and the operational stability of the Sub-Adviser.

The Board concluded that it was generally satisfied with the nature, quality and extent of services provided by the Investment Manager and its affiliates and the Sub-Adviser.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by the Investment Manager. The Board noted that the since inception performance returns of each of the Institutional Class and Advisor Class of the TDAM Global Equity Shareholder Yield Fund, the TDAM Global All Cap Fund and the TDAM U.S. Large Cap Core Equity Fund, the Institutional Class of the TDAM U.S. Equity Shareholder Yield Fund and the Advisor Class of the TDAM Short-Term Bond Fund, were each above or the same as the median of its respective peer group. The Board further noted that (a) the since inception performance returns of each of the Institutional Class and Advisor Class of each of the TDAM Core Bond Fund, TDAM High Yield Bond Fund and the TDAM U.S. Small Mid-Cap Equity Fund and the Advisor Class of each of the TDAM U.S. Equity Shareholder Yield Fund, TDAM Global Low Volatility Equity Fund and TDAM Target Return Fund and (b) the one-year, three-year performance and five-year returns of the Institutional Class of the TDAM Short-Term Bond Fund, were each below the median of its respective peer group, observing in each case, such underperformance was modest. The Board additionally noted that the since inception performance return each of the Institutional Class and Advisor Class of the TDAM Global Low Volatility Equity Fund and the Institutional Class of the TDAM Target Return Fund

was significantly lower than the median of its Lipper Peer Group. Management discussed factors that contributed to the underperformance results of the TDAM Global Low Volatility Equity Fund and the TDAM Target Return Fund and indicated that it would continue to closely monitor the performance of the TDAM Global Low Volatility Equity Fund and the TDAM Target Return Fund. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager and the Sub-Adviser as applicable, was generally satisfactory, or, if issues were presented, they were being affirmatively addressed.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Funds. The Board was presented with a report prepared by management and reviewed by an independent consultant disclosing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Funds and concluded that the amount of profits was not unreasonable in light of the services provided to the Funds.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board, including the Independent Directors, considered that although the Investment Manager’s advisory fee rate for each Fund does not have breakpoints and thus does not include the potential to share economies of scale, if any, through reductions as assets grow, the Board considered that economics of scale, if any, may be shared in a number of ways, including through fee and expense waivers and reimbursements. With respect to each Fund, the Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of the Investment Manager as paid service providers to the Funds, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-l fees received by affiliates of the Investment Manager. The Board also considered that the Investment Manager and Sub-Adviser may use third-party research obtained by soft dollars generated by certain portfolio transactions to assist itself in managing all or a number of its client accounts. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Funds, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Fund to approve the Investment Management Agreement with respect to such Fund, and the Sub-Advisory Agreement with respect to each of the TDAM U.S. Equity Shareholder Yield Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM Global Equity Shareholder Yield Fund, TDAM Global All Cap Fund, and TDAM U.S. Small-Mid Cap Equity Fund, in each case, for an additional one-year period.

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of July 31, 2014.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 62	Chairman of the Board and Director; Chairman of the Nominating/Governance Committee	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor, Stonepoint Capital 2008 – 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004.	21	Director, Spruce Private Investors since 2012; USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009. President of Christ Church Trustees since 2008; Chairman and Trustee of Whittier College since 1995.

PETER B.M. EBY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 76	Director	Since: 6/6/02	Retired.	21	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited since May 2000.
JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 62	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee 3/24/11	Consultant and financial services attorney; teacher at Empire State College, 2008 through 2010; Senior Advisor to New York State Banking Department, 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013, Chair of the Long Range Planning Committee since 2012. Director, 2002 to 2009, and Chairman, 2004 to 2008, of the Allen Bass Fund, Inc.	21	Director and Vice Chairman, Albany Law School Board of Trustees
LAWRENCE J. TOAL c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 77	Director	Since: 12/12/95	Retired.	21	None.
Interested Director
Barbara F. Palk††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 63	Director	Since: 12/17/10	Senior Vice President — Wholesale Banking TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	21	Director of Ontario Teachers’ Pension Plan Board since 2011; Queens University; Greenwood College School; The Perimeter Institute; The Shaw Festival; The Canadian Coalition for Good Governance; Director, First National Financial Corporation, Board of Crombie REIT since 5/14/14.

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of July 31, 2014.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 51	President and Chief Executive Officer	Since: 12/6/11	Chief Administrative Officer of Epoch Investment Partners since March 2013 and President and Chief Executive Officer of TD Asset Management USA Funds Inc. Previously, Chief Operating Officer of TD Asset Management Inc. from September 2010 to March 2013; Vice Chair of TD Asset Management since 2007; Officer of The Investment Manager since April 2010 and Chief Operating Officer of The Investment Manager since December 2010.
MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 50	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 46	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 42	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 60	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.
MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director.
†	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

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TDAMSAR03

Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TD Asset Management USA Funds Inc.

By (Signature and Title)*  /s/ Kevin LeBlanc, President

         Kevin LeBlanc, President

Date  September 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kevin LeBlanc, President

         Kevin LeBlanc, President

Date  September 30, 2014

By (Signature and Title)*  /s/ Eric Kleinschmidt, Treasurer

         Eric Kleinschmidt, Treasurer

Date  September 30, 2014

* Print the name and title of each signing officer under his or her signature.